UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03416

The Calvert Fund
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

September 30
Date of Fiscal Year End

March 31, 2018
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Duration Income Fund
Calvert High Yield Bond Fund

Calvert Income Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

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2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
28	Board of Trustees’ Contract Approval
31	Officers and Trustees
32	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/12/1982	10/12/1982	-0.74%	3.06%	2.41%	3.43%
Class A with 3.75% Maximum Sales Charge	—	—	-4.43	-0.80	1.63	3.03
Class C at NAV	7/31/2000	10/12/1982	-1.10	2.26	1.66	2.68
Class C with 1% Maximum Sales Charge	—	—	-2.08	1.26	1.66	2.68
Class I at NAV	2/26/1999	10/12/1982	-0.54	3.45	2.94	4.03

Bloomberg Barclays U.S. Credit Index	—	—	-1.10%	2.59%	2.83%	5.15%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.04%	1.80%	0.64%
Net				0.99	1.74	0.64

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[4]

Corporate Bonds	76.8%
Asset-Backed Securities	15.5%
Commercial Mortgage-Backed Securities	2.6%
Collateralized Mortgage-Backed Obligations	2.5%
Time Deposit	2.0%
Sovereign Government Bonds	0.6%
Floating Rate Loans	0.0%	*
Total	100.0%

* Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity of one year or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned. Depiction does not reflect the Fund’s option positions.

Fund profile subject to change due to active management.

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$992.60	$4.92**	0.99%
Class C	$1,000.00	$989.00	$8.63**	1.74%
Class I	$1,000.00	$994.60	$3.18**	0.64%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.99**	0.99%
Class C	$1,000.00	$1,016.26	$8.75**	1.74%
Class I	$1,000.00	$1,021.74	$3.23**	0.64%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 76.0%
Basic Materials - 1.1%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,372,369
Sherwin-Williams Co. (The):
3.45%, 6/1/27	1,550,000	1,484,354
4.50%, 6/1/47	1,358,000	1,354,815
		5,211,538

Communications - 8.6%
AT&T, Inc.:
3.80%, 3/1/24	1,265,000	1,268,166
4.10%, 2/15/28 (a)	1,220,000	1,212,955
4.125%, 2/17/26	7,840,000	7,867,278
4.75%, 5/15/46	6,575,000	6,399,487
5.15%, 3/15/42	1,395,000	1,439,989
5.15%, 2/14/50	2,600,000	2,631,861
CBS Corp.:
2.90%, 1/15/27	1,575,000	1,429,185
4.60%, 1/15/45	1,825,000	1,770,014
Comcast Corp.:
3.20%, 7/15/36	2,180,000	1,927,316
4.25%, 1/15/33	1,400,000	1,451,536
NBCUniversal Media LLC, 4.45%, 1/15/43	2,800,000	2,835,098
Symantec Corp., 5.00%, 4/15/25 (a)	750,000	758,048
Time Warner, Inc., 4.90%, 6/15/42	1,500,000	1,517,343
Verizon Communications, Inc.:
2.45%, 11/1/22	2,860,000	2,748,422
3.50%, 11/1/24	2,710,000	2,685,277
4.125%, 3/16/27	750,000	760,605
4.862%, 8/21/46	2,955,000	2,988,506
		41,691,086

Consumer, Cyclical - 12.3%
American Airlines Pass-Through Trust:
5.25%, 7/15/25	1,546,762	1,606,699
5.60%, 1/15/22 (a)	1,462,500	1,500,379
Azul Investments LLP, 5.875%, 10/26/24 (a)	3,460,000	3,416,750
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	1,000,000	1,045,000
CVS Health Corp.:
3.70%, 3/9/23	961,000	965,014
3.875%, 7/20/25	1,594,000	1,581,778
4.10%, 3/25/25	1,022,000	1,029,873
4.30%, 3/25/28	7,050,000	7,107,542

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
CVS Pass-Through Trust, 6.036%, 12/10/28	2,583,574	2,792,387
Ford Motor Credit Co. LLC, 2.979%, 8/3/22	14,500,000	14,075,625
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	1,255,245	1,239,555
Mattel, Inc., 6.75%, 12/31/25 (a)(b)	995,000	975,299
New Albertsons, Inc., 7.75%, 6/15/26	1,300,000	1,124,500
Newell Brands, Inc., 3.85%, 4/1/23	1,975,000	1,972,693
Nordstrom, Inc.:
4.00%, 3/15/27 (b)	550,000	536,520
5.00%, 1/15/44	1,600,000	1,506,192
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	1,000,189	986,686
Tapestry, Inc., 4.125%, 7/15/27	3,754,000	3,679,628
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (a)	958,322	973,895
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/26	1,935,000	1,830,473
4.65%, 6/1/46	2,450,000	2,382,853
Whirlpool Corp., 4.50%, 6/1/46	600,000	598,969
Wyndham Worldwide Corp.:
4.15%, 4/1/24	2,420,000	2,415,934
4.50%, 4/1/27 (b)	4,515,000	4,490,107
		59,834,351

Consumer, Non-cyclical - 5.4%
AbbVie, Inc., 4.30%, 5/14/36	1,445,000	1,447,733
Amgen, Inc.:
4.40%, 5/1/45	1,000,000	1,000,776
4.663%, 6/15/51	1,736,000	1,800,882
Becton Dickinson and Co.:
3.363%, 6/6/24	2,650,000	2,553,053
3.70%, 6/6/27	5,650,000	5,461,749
4.669%, 6/6/47	1,325,000	1,349,682
ERAC USA Finance LLC, 4.20%, 11/1/46 (a)	1,735,000	1,636,203
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (a)	2,000,000	2,069,170
4.875%, 6/27/44 (a)	1,250,000	1,251,395
Kaiser Foundation Hospitals, 3.15%, 5/1/27	941,000	911,236
Kraft Heinz Foods Co.:
3.00%, 6/1/26	1,250,000	1,155,132
4.375%, 6/1/46	1,250,000	1,143,311
5.20%, 7/15/45	1,500,000	1,527,558
MEDNAX, Inc., 5.25%, 12/1/23 (a)	1,625,000	1,637,187
Zoetis, Inc., 4.70%, 2/1/43	1,430,000	1,535,766
		26,480,833

6 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Energy - 1.2%
Oceaneering International, Inc.:
4.65%, 11/15/24	4,090,000	3,950,584
6.00%, 2/1/28	1,895,000	1,876,039
		5,826,623

Financial - 33.9%
Ally Financial, Inc.:
3.25%, 11/5/18	2,600,000	2,606,500
3.50%, 1/27/19	1,400,000	1,405,250
3.60%, 5/21/18	2,040,000	2,042,550
4.125%, 3/30/20	2,420,000	2,435,125
American Financial Group, Inc., 3.50%, 8/15/26	1,760,000	1,688,542
American Tower Corp.:
3.375%, 10/15/26	3,870,000	3,644,561
3.45%, 9/15/21	1,000,000	1,002,530
Athene Holding Ltd., 4.125%, 1/12/28	2,776,000	2,667,306
Banco Mercantil Del Norte S.A., 7.625% to 1/10/28 (a)(c)(d)	495,000	529,031
Banco Santander S.A., 3.80%, 2/23/28	2,460,000	2,376,402
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28 (a)(d)	3,085,000	2,956,618
3.593% to 7/21/27, 7/21/28 (d)	5,745,000	5,582,686
3.705% to 4/24/27, 4/24/28 (d)	700,000	688,645
3.824% to 1/20/27, 1/20/28 (d)	10,820,000	10,694,524
5.875% to 3/15/28 (c)(d)	1,950,000	1,964,739
6.10% to 3/17/25 (c)(d)	1,150,000	1,211,813
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (d)	4,279,000	4,059,145
BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33 (a)(d)	3,800,000	3,667,000
Capital One Financial Corp.:
3.75%, 7/28/26	4,870,000	4,642,444
4.20%, 10/29/25	1,675,000	1,661,420
Capital One NA, 2.65%, 8/8/22	1,965,000	1,891,785
CBL & Associates LP, 5.95%, 12/15/26 (b)	2,700,000	2,274,405
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27 (c)(d)	1,750,000	1,712,229
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28 (d)	5,400,000	5,267,137
3.887% to 1/10/27, 1/10/28 (d)	9,925,000	9,875,809
4.125%, 7/25/28	730,000	721,784
4.60%, 3/9/26	3,750,000	3,850,691
6.25% to 8/15/26 (c)(d)	1,350,000	1,427,625
Citizens Financial Group, Inc.:
4.15%, 9/28/22 (a)	496,000	502,056
4.30%, 12/3/25	1,500,000	1,518,617
5.158% to 6/29/18, 6/29/23 (d)	1,430,000	1,439,696
Credit Acceptance Corp.:
6.125%, 2/15/21	2,100,000	2,125,620

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
7.375%, 3/15/23	1,040,000	1,088,100
Crown Castle International Corp.:
3.20%, 9/1/24	461,000	442,441
3.65%, 9/1/27	1,713,000	1,634,276
4.45%, 2/15/26	1,375,000	1,397,370
4.75%, 5/15/47	1,615,000	1,631,041
Digital Realty Trust LP, 4.75%, 10/1/25	2,000,000	2,090,081
Discover Bank:
3.35%, 2/6/23	1,243,000	1,224,208
7.00%, 4/15/20	2,500,000	2,672,487
EPR Properties, 4.50%, 6/1/27	2,570,000	2,508,567
ESH Hospitality, Inc., 5.25%, 5/1/25 (a)	1,500,000	1,462,950
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23 (d)	2,113,000	2,056,375
2.908% to 6/5/22, 6/5/23 (d)	5,230,000	5,093,442
3.691% to 6/5/27, 6/5/28 (d)	7,370,000	7,148,444
iStar, Inc.:
5.00%, 7/1/19	1,163,000	1,167,414
6.00%, 4/1/22	2,667,000	2,680,335
MetLife, Inc.:
4.05%, 3/1/45	900,000	860,253
5.70%, 6/15/35	1,000,000	1,193,175
MGIC Investment Corp., 5.75%, 8/15/23	1,400,000	1,473,500
Morgan Stanley:
3.141%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (e)	3,000,000	3,069,997
3.591% to 7/22/27, 7/22/28 (d)	10,500,000	10,161,188
4.00%, 7/23/25	1,515,000	1,528,905
Nationwide Building Society, 4.00%, 9/14/26 (a)	2,435,000	2,348,905
OneMain Financial Holdings, Inc., 7.25%, 12/15/21 (a)	1,063,000	1,102,198
Prudential Financial, Inc., 4.60%, 5/15/44	1,000,000	1,055,536
SBA Communications Corp., 4.00%, 10/1/22 (a)	1,935,000	1,862,438
Simon Property Group LP, 4.25%, 11/30/46	1,745,000	1,728,614
Springleaf Finance Corp., 6.875%, 3/15/25	2,450,000	2,465,313
Synchrony Bank, 3.00%, 6/15/22	1,105,000	1,069,025
Synchrony Financial, 3.95%, 12/1/27	2,700,000	2,556,598
Synovus Financial Corp., 3.125%, 11/1/22	2,262,000	2,190,362
UniCredit SpA, 5.861% to 6/19/27, 6/19/32 (a)(d)	1,300,000	1,323,023
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (a)	1,182,000	1,251,443
Westpac Banking Corp., 4.322% to 11/23/26, 11/23/31 (d)	2,860,000	2,843,492
		164,515,781

Industrial - 4.7%
Jabil, Inc.:
3.95%, 1/12/28	778,000	755,267
4.70%, 9/15/22	2,000,000	2,076,000
Johnson Controls International plc, 4.625% to 1/2/44, 7/2/44 (f)	2,275,000	2,356,806

8 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
JSL Europe SA, 7.75%, 7/26/24 (a)	2,630,000	2,679,312
Masco Corp.:
3.50%, 11/15/27	1,300,000	1,235,733
4.375%, 4/1/26	1,000,000	1,018,725
4.50%, 5/15/47	743,000	710,094
Nvent Finance S.a.r.l.:
3.95%, 4/15/23 (a)	1,094,000	1,098,063
4.55%, 4/15/28 (a)	4,250,000	4,275,153
Owens Corning, 4.40%, 1/30/48 (b)	1,540,000	1,425,254
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20 (b)	2,422,769	2,456,082
SBA Tower Trust, 2.877%, 7/10/46 (a)	1,600,000	1,583,840
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22 (a)	1,011,000	989,596
		22,659,925

Technology - 7.4%
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	1,500,000	1,449,270
CA, Inc., 4.70%, 3/15/27	3,000,000	3,072,928
Dell International LLC / EMC Corp.:
4.42%, 6/15/21 (a)	4,779,000	4,904,808
8.35%, 7/15/46 (a)	435,000	553,485
DXC Technology Co., 4.75%, 4/15/27	1,750,000	1,817,589
Fidelity National Information Services, Inc., 4.50%, 8/15/46	880,000	878,725
NXP BV / NXP Funding LLC:
4.125%, 6/1/21 (a)	870,000	880,875
4.625%, 6/15/22 (a)	955,000	978,875
4.625%, 6/1/23 (a)	5,300,000	5,407,590
Oracle Corp.:
4.00%, 7/15/46	1,200,000	1,189,095
4.125%, 5/15/45	1,600,000	1,614,059
Seagate HDD Cayman:
4.875%, 3/1/24 (a)	2,140,000	2,140,756
4.875%, 6/1/27	4,710,000	4,468,936
Western Digital Corp., 4.75%, 2/15/26	6,520,000	6,517,881
		35,874,872

Utilities - 1.4%
Avangrid, Inc., 3.15%, 12/1/24	1,524,000	1,481,036
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (a)	1,500,000	1,458,750
4.50%, 9/15/27 (a)	2,600,000	2,460,250
Terraform Global Operating LLC, 6.125%, 3/1/26 (a)	1,275,000	1,287,750
		6,687,786

Total Corporate Bonds (Cost $374,618,289)		368,782,795

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 15.4%
Automobile - 0.2%
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	1,146,291	1,148,713

Consumer Loan - 4.1%
Citi Held For Asset Issuance, Series 2016-MF1, Class A, 4.48%, 8/15/22 (a)	348,570	349,313
Conn Funding II LP, Series 2017-B, Class B, 4.52%, 11/15/20 (a)	2,070,000	2,085,913
Marlette Funding Trust:
Series 2017-1A, Class B, 4.114%, 3/15/24 (a)	3,764,000	3,794,474
Series 2017-3A, Class A, 2.36%, 12/15/24 (a)	1,111,379	1,107,389
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	595,013	594,952
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class B, 3.65%, 6/15/23 (a)	3,500,000	3,514,844
Series 2017-3A, Class A, 2.36%, 11/15/23 (a)	5,120,475	5,101,816
Series 2017-3A, Class B, 3.36%, 11/15/23 (a)	2,400,000	2,385,033
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	883,741	876,041
		19,809,775

Other - 5.8%
AASET US Ltd.:
Series 2018-1A, Class B, 5.437%, 1/16/38 (a)	492,400	488,165
Series 2018-1A, Class C, 6.413%, 1/16/38 (a)	966,700	954,123
Eagle I Ltd., Series 2014-1A, Class A1, 2.57%, 12/15/39 (a)	750,000	745,516
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (a)	598,697	595,008
Series 2014-1A, Class B1, 4.406%, 4/19/44 (a)	2,783,000	2,776,859
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (a)	5,858,979	5,806,097
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 4/25/18, 9/25/20 (a)(f)	643,410	649,014
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (a)	725,000	732,479
Invitation Homes Trust:
Series 2015-SFR2, Class F, 5.508%, (1 mo. USD LIBOR + 3.70%), 6/17/32 (a)(e)	1,750,000	1,766,975
Series 2017-SFR2, Class D, 3.608%, (1 mo. USD LIBOR + 1.80%), 12/17/36 (a)(e)	1,647,000	1,661,560
Series 2018-SFR1, Class C, 3.058%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (a)(e)	480,000	483,952
Series 2018-SFR1, Class D, 3.258%, (1 mo. USD LIBOR + 1.45%), 3/17/37 (a)(e)	500,000	504,147
Progress Residential Trust, Series 2016-SFR1, Class D, 4.558%, (1 mo. USD LIBOR + 2.75%), 9/17/33 (a)(e)	2,500,000	2,533,151
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (a)	813,440	821,694
Series 2014-1, Class A, 4.59%, 4/20/44 (a)	366,052	367,533
Series 2014-2, Class A, 4.02%, 7/20/44 (a)	1,214,608	1,142,919
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (a)	1,700,000	1,694,708
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (a)(f)	1,638,310	1,668,050
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (a)	1,252,955	1,265,909
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (a)	1,350,000	1,348,173
		28,006,032

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Whole Business - 5.3%
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	7,953,199	7,986,524
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (a)	3,027,125	3,112,675
DB Master Finance LLC:
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (a)	302,243	301,263
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (a)	1,286,775	1,298,304
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	2,737,000	2,818,895
Series 2016-1A, Class A2, 6.125%, 7/20/46 (a)	3,595,250	3,794,028
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (a)	679,863	684,700
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (a)	1,424,238	1,471,514
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (a)	2,518,125	2,537,040
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (a)	1,608,750	1,635,349
		25,640,292

Total Asset-Backed Securities (Cost $74,128,396)		74,604,812

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5%
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 5.177%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (a)(e)	2,800,000	2,796,808
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (a)	2,200,000	2,182,875
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (a)(g)	1,500,000	1,476,666
Motel 6 Trust:
Series 2017-MTL6, Class D, 3.927%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (a)(e)	1,970,364	1,984,294
Series 2017-MTL6, Class E, 5.027%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (a)(e)	2,206,412	2,227,718
RETL, Series 2018-RVP, Class C, 3.827%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (a)(e)	1,665,000	1,683,008

Total Commercial Mortgage-Backed Securities (Cost $12,357,610)		12,351,369

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 2.5%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.172%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (a)(e)	960,614	976,380
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class B1, 6.322%, (1 mo. USD LIBOR + 4.45%), 3/25/30 (e)	1,391,667	1,488,828
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 4.472%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (e)	1,900,000	2,020,488
Series 2014-C03, Class 2M2, 4.772%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (e)	1,366,555	1,460,439
Series 2017-C05, Class 1B1, 5.472%, (1 mo. USD LIBOR + 3.60%), 1/25/30 (e)	1,530,000	1,531,227
Series 2017-C05, Class 1M2, 4.072%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (e)	2,240,000	2,272,608
Series 2017-C06, Class 1B1, 6.022%, (1 mo. USD LIBOR + 4.15%), 2/25/30 (e)	1,370,000	1,439,689
Series 2017-C06, Class 1M2, 4.522%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (e)	840,000	863,676

Total Collateralized Mortgage-Backed Obligations (Cost $11,583,241)		12,053,335

	PRINCIPAL AMOUNT ($)	VALUE ($)
SOVEREIGN GOVERNMENT BONDS - 0.6%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	2,700,000	2,716,876

Total Sovereign Government Bonds (Cost $2,697,406)		2,716,876

FLOATING RATE LOANS (h) - 0.0% (i)
Financial - 0.0% (i)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (j)(k)(l)	3,077,944	48,551

Total Floating Rate Loans (Cost $3,077,944)		48,551

TIME DEPOSIT - 1.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	9,365,422	9,365,422

Total Time Deposit (Cost $9,365,422)		9,365,422

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio	7,383,170	7,383,170

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $7,383,170)		7,383,170

Total Purchased Options (Cost $141,013) - 0.0% (i)		4,016

TOTAL INVESTMENTS (Cost $495,352,491) - 100.4%		487,310,346
Other assets and liabilities, net - (0.4%)		(1,885,275)
NET ASSETS - 100.0%		485,425,071

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 9

10 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Whole Business - 5.3%
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	7,953,199	7,986,524
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (a)	3,027,125	3,112,675
DB Master Finance LLC:
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (a)	302,243	301,263
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (a)	1,286,775	1,298,304
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	2,737,000	2,818,895
Series 2016-1A, Class A2, 6.125%, 7/20/46 (a)	3,595,250	3,794,028
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (a)	679,863	684,700
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (a)	1,424,238	1,471,514
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (a)	2,518,125	2,537,040
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (a)	1,608,750	1,635,349
		25,640,292

Total Asset-Backed Securities (Cost $74,128,396)		74,604,812

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5%
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 5.177%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (a)(e)	2,800,000	2,796,808
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (a)	2,200,000	2,182,875
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (a)(g)	1,500,000	1,476,666
Motel 6 Trust:
Series 2017-MTL6, Class D, 3.927%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (a)(e)	1,970,364	1,984,294
Series 2017-MTL6, Class E, 5.027%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (a)(e)	2,206,412	2,227,718
RETL, Series 2018-RVP, Class C, 3.827%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (a)(e)	1,665,000	1,683,008

Total Commercial Mortgage-Backed Securities (Cost $12,357,610)		12,351,369

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 2.5%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.172%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (a)(e)	960,614	976,380
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class B1, 6.322%, (1 mo. USD LIBOR + 4.45%), 3/25/30 (e)	1,391,667	1,488,828
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 4.472%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (e)	1,900,000	2,020,488
Series 2014-C03, Class 2M2, 4.772%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (e)	1,366,555	1,460,439
Series 2017-C05, Class 1B1, 5.472%, (1 mo. USD LIBOR + 3.60%), 1/25/30 (e)	1,530,000	1,531,227
Series 2017-C05, Class 1M2, 4.072%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (e)	2,240,000	2,272,608
Series 2017-C06, Class 1B1, 6.022%, (1 mo. USD LIBOR + 4.15%), 2/25/30 (e)	1,370,000	1,439,689
Series 2017-C06, Class 1M2, 4.522%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (e)	840,000	863,676

Total Collateralized Mortgage-Backed Obligations (Cost $11,583,241)		12,053,335

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 11

	PRINCIPAL AMOUNT ($)	VALUE ($)
SOVEREIGN GOVERNMENT BONDS - 0.6%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	2,700,000	2,716,876

Total Sovereign Government Bonds (Cost $2,697,406)		2,716,876

FLOATING RATE LOANS (h) - 0.0% (i)
Financial - 0.0% (i)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (j)(k)(l)	3,077,944	48,551

Total Floating Rate Loans (Cost $3,077,944)		48,551

TIME DEPOSIT - 1.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	9,365,422	9,365,422

Total Time Deposit (Cost $9,365,422)		9,365,422

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio	7,383,170	7,383,170

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $7,383,170)		7,383,170

Total Purchased Options (Cost $141,013) - 0.0% (i)		4,016

TOTAL INVESTMENTS (Cost $495,352,491) - 100.4%		487,310,346
Other assets and liabilities, net - (0.4%)		(1,885,275)
NET ASSETS - 100.0%		485,425,071

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $154,772,168, which represents 31.9% of the net assets of the Fund as of March 31, 2018.

(b) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $7,115,097.
(c) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(d) Security converts to floating rate after the indicated fixed-rate coupon period.
(e) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.
(f) Multi-step coupon security. The interest rate disclosed is that which is in effect on March 31, 2018.
(g) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2018.
(h) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(i) Amount is less than 0.05%.
(j) For fair value measurement purposes, security is categorized as Level 3 (see Note 1A).
(k) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(l) Restricted security. Total market value of restricted securities amounts to $48,551, which represents less than 0.05% of the net assets of the Fund as of March 31, 2018.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

12 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

PURCHASED PUT OPTIONS - 0.0% (i)
EXCHANGE-TRADED OPTIONS - 0.0% (i)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
U.S. 10-Year Treasury Note Futures 6/2018	257	$31,133,141	$119.00	4/20/18	$4,016

Total					$4,016

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	58	Jun-18	$12,331,344	$5,343
U.S. 5-Year Treasury Note	11	Jun-18	1,259,070	2,731
U.S. Ultra-Long Treasury Bond	196	Jun-18	31,451,875	1,093,951
Total Long				$1,102,025
Short:
U.S. Ultra 10-Year Treasury Note	(205)	Jun-18	($26,621,172)	($291,919)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	3,077,944
See notes to financial statements.

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $495,352,491) - including $7,115,097 of securities on loan	$487,310,346
Receivable for variation margin on open futures contracts	165,992
Receivable for investments sold	1,127,865
Receivable for capital shares sold	183,054
Interest receivable	4,257,988
Securities lending income receivable	5,617
Tax reclaims receivable	5,613
Receivable from affiliate	36,818
Deposits at broker for futures contracts	553,378
Trustees' deferred compensation plan	530,108
Other assets	5,464
Total assets	494,182,243

LIABILITIES
Due to custodian	28,257
Payable for capital shares redeemed	129,670
Deposits for securities loaned	7,383,170
Payable to affiliates:
Investment advisory fee	164,988
Administrative fee	49,497
Distribution and service fees	101,606
Sub-transfer agency fee	22,635
Trustees' deferred compensation plan	530,108
Accrued expenses	347,241
Total liabilities	8,757,172
NET ASSETS	$485,425,071

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$1,052,783,416
Accumulated undistributed net investment income	431,703
Accumulated net realized loss	(560,558,009)
Net unrealized depreciation	(7,232,039)
Total	$485,425,071

NET ASSET VALUE PER SHARE
Class A (based on net assets of $289,517,709 and 17,882,868 shares outstanding)	$16.19
Class C (based on net assets of $46,794,880 and 2,890,437 shares outstanding)	$16.19
Class I (based on net assets of $149,112,482 and 9,196,593 shares outstanding)	$16.21

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$16.82
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

14 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Interest and other income	$9,906,445
Securities lending income, net	18,656
Total investment income	9,925,101

EXPENSES
Investment advisory fee	999,441
Administrative fee	299,497
Distribution and service fees:
Class A	375,289
Class C	252,908
Class R	1,947
Trustees' fees and expenses	6,086
Custodian fees	46,987
Transfer agency fees and expenses	384,813
Accounting fees	63,186
Professional fees	34,355
Registration fees	46,812
Reports to shareholders	33,167
Miscellaneous	34,782
Total expenses	2,579,270
Waiver and/or reimbursement of expenses by affiliate	(142,221)
Reimbursement of expenses-other	(5,464)
Net expenses	2,431,585
Net investment income	7,493,516

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	1,566,573
Futures contracts	(344,928)
1,221,645

Net change in unrealized appreciation (depreciation) on:
Investment securities	(12,868,785)
Futures contracts	633,281
(12,235,504)

Net realized and unrealized loss	(11,013,859)

Net decrease in net assets resulting from operations	($3,520,343)
See notes to financial statements.

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$7,493,516	$16,739,451
Net realized gain	1,221,645	3,221,708
Net change in unrealized appreciation (depreciation)	(12,235,504)	(9,535,430)
Net increase (decrease) in net assets resulting from operations	(3,520,343)	10,425,729

Distributions to shareholders from:
Net investment income:
Class A shares	(4,363,234)	(10,468,724)
Class C shares	(547,101)	(1,564,507)
Class I shares	(1,851,064)	(1,608,963)
Class R shares	(8,252)	(85,992)
Class Y shares	(497,793)	(2,928,159)
Total distributions to shareholders	(7,267,444)	(16,656,345)

Capital share transactions:
Class A shares	(16,299,852)	(87,361,548)
Class C shares	(5,666,282)	(26,201,191)
Class I shares	104,118,465	13,100,066
Class R shares (a)	(2,169,508)	(2,251,443)
Class Y shares (a)	(99,323,559)	20,426,372
Net decrease in net assets from capital share transactions	(19,340,736)	(82,287,744)

TOTAL DECREASE IN NET ASSETS	(30,128,523)	(88,518,360)

NET ASSETS
Beginning of period	515,553,594	604,071,954
End of period (including accumulated undistributed net investment income of $431,703 and $205,631, respectively)	$485,425,071	$515,553,594

(a) Effective December 8, 2017, Class R shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class R and Class Y shares were terminated.

See notes to financial statements.

16 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (a) (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017(a)	2016(a)		2015(a)	2014(a)	2013
Net asset value, beginning	$16.55		$16.68	$15.89		$16.35	$16.03	$16.56
Income from investment operations:
Net investment income	0.24		0.51	0.49	(b)	0.46	0.47	0.45
Net realized and unrealized gain (loss)	(0.36)		(0.13)	0.80		(0.46)	0.32	(0.53)
Total from investment operations	(0.12)		0.38	1.29		—	0.79	(0.08)
Distributions from:
Net investment income	(0.24)		(0.51)	(0.50)		(0.46)	(0.47)	(0.45)
Total distributions	(0.24)		(0.51)	(0.50)		(0.46)	(0.47)	(0.45)
Total increase (decrease) in net asset value	(0.36)		(0.13)	0.79		(0.46)	0.32	(0.53)
Net asset value, ending	$16.19		$16.55	$16.68		$15.89	$16.35	$16.03
Total return (c)	(0.74%)	(d)	2.35%	8.26%		(0.04%)	4.98%	(0.49%)
Ratios to average net assets: (e)
Total expenses	1.03%	(f)	1.04%	1.08%		1.24%	1.25%	1.23%
Net expenses	0.99%	(f)	1.01%	1.05%		1.24%	1.25%	1.23%
Net investment income	2.98%	(f)	3.11%	3.05%	(b)	2.79%	2.86%	2.73%
Portfolio turnover	35%	(d)	76%	155%		236%	214%	236%
Net assets, ending (in thousands)	$289,518		$312,318	$404,793		$489,101	$615,847	$772,608

(a) Net investment income per share was computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (a) (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017(a)	2016(a)		2015(a)	2014(a)	2013
Net asset value, beginning	$16.55		$16.68	$15.89		$16.34	$16.03	$16.56
Income from investment operations:
Net investment income	0.18		0.38	0.37	(b)	0.34	0.36	0.34
Net realized and unrealized gain (loss)	(0.36)		(0.13)	0.80		(0.45)	0.31	(0.53)
Total from investment operations	(0.18)		0.25	1.17		(0.11)	0.67	(0.19)
Distributions from:
Net investment income	(0.18)		(0.38)	(0.38)		(0.34)	(0.36)	(0.34)
Total distributions	(0.18)		(0.38)	(0.38)		(0.34)	(0.36)	(0.34)
Total increase (decrease) in net asset value	(0.36)		(0.13)	0.79		(0.45)	0.31	(0.53)
Net asset value, ending	$16.19		$16.55	$16.68		$15.89	$16.34	$16.03
Total return (c)	(1.10%)	(d)	1.54%	7.44%		(0.68%)	4.19%	(1.19%)
Ratios to average net assets: (e)
Total expenses	1.78%	(f)	1.80%	1.85%		1.93%	1.94%	1.92%
Net expenses	1.74%	(f)	1.80%	1.81%		1.93%	1.94%	1.92%
Net investment income	2.23%	(f)	2.34%	2.29%	(b)	2.10%	2.17%	2.04%
Portfolio turnover	35%	(d)	76%	155%		236%	214%	236%
Net assets, ending (in thousands)	$46,795		$53,549	$80,683		$88,202	$107,401	$131,920

(a) Net investment income per share was computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

18 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (a) (Unaudited)		Year Ended September 30,
CLASS I SHARES			2017(a)	2016(a)		2015(a)	2014(a)	2013
Net asset value, beginning	$16.57		$16.70	$15.91		$16.35	$16.04	$16.58
Income from investment operations:
Net investment income	0.28		0.57	0.56	(b)	0.55	0.57	0.56
Net realized and unrealized gain (loss)	(0.38)		(0.13)	0.80		(0.43)	0.31	(0.54)
Total from investment operations	(0.10)		0.44	1.36		0.12	0.88	0.02
Distributions from:
Net investment income	(0.26)		(0.57)	(0.57)		(0.56)	(0.57)	(0.56)
Total distributions	(0.26)		(0.57)	(0.57)		(0.56)	(0.57)	(0.56)
Total increase (decrease) in net asset value	(0.36)		(0.13)	0.79		(0.44)	0.31	(0.54)
Net asset value, ending	$16.21		$16.57	$16.70		$15.91	$16.35	$16.04
Total return (c)	(0.54%)	(d)	2.76%	8.70%		0.69%	5.56%	0.09%
Ratios to average net assets: (e)
Total expenses	0.78%	(f)	0.64%	0.65%		0.64%	0.62%	0.58%
Net expenses	0.64%	(f)	0.62%	0.64%		0.64%	0.62%	0.58%
Net investment income	3.36%	(f)	3.49%	3.47%	(b)	3.36%	3.49%	3.38%
Portfolio turnover	35%	(d)	76%	155%		236%	214%	236%
Net assets, ending (in thousands)	$149,112		$48,504	$35,670		$32,492	$92,982	$96,281

(a) Net investment income per share was computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar-denominated debt securities.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class R and Class Y shares. At the close of business on December 8, 2017, Class R and Class Y shares were converted to Class A and Class I shares, respectively. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

20 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$368,782,795	$—	$368,782,795
Asset-Backed Securities	—	74,604,812	—	74,604,812
Commercial Mortgage-Backed Securities	—	12,351,369	—	12,351,369
Collateralized Mortgage-Backed Obligations	—	12,053,335	—	12,053,335
Sovereign Government Bonds	—	2,716,876	—	2,716,876
Floating Rate Loans	—	—	48,551	48,551
Time Deposit	—	9,365,422	—	9,365,422
Short Term Investment of Cash Collateral for Securities Loaned	7,383,170	—	—	7,383,170
Purchased Put Options	4,016	—	—	4,016
Total Investments	$7,387,186	$479,874,609	$48,551	$487,310,346

Derivative Instruments - Assets
Futures Contracts(2)	$1,102,025	$—	$—	$1,102,025

Derivative Instruments - Liabilities
Futures Contracts(2)	$(291,919)	$—	$—	$(291,919)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.

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B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund earns certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Floating Rate Loans: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Options Contracts: Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
G. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
H. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

22 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

I. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
K. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
L. When-Issued Securities and Delayed Delivery Transactions: The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
M. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.40% on the first $2 billion, 0.375% on the next $5.5 billion, 0.35% on the next $2.5 billion and 0.325% over $10 billion of the Fund’s average daily net assets. For the six months ended March 31, 2018, the investment advisory fee amounted to $999,441 or 0.40% (annualized) of the Fund’s average daily net assets.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.99%, 1.74% and 0.64% for Class A, Class C and Class I, respectively, and prior to the close of business on December 8, 2017, 1.47% and 1.09% for Class R and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $136,124.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I (and Class R and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived 0.02% of the administrative fee through January 31, 2018 for Class I. For the six months ended March 31, 2018, CRM was paid administrative fees of $299,497, of which $6,097 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and, prior to the close of business on December 8, 2017, Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C and Class R Plans, the Fund pays/paid EVD amounts equal to 0.75% and up to 0.50% per annum of its average daily net assets attributable to Class C and Class R shares, respectively, for providing ongoing distribution services and facilities to the Fund. The

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Trustees of the Trust had limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. In addition, pursuant to the Class C Plan and Class R Plan (prior to the close of business on December 8, 2017), the Fund also makes/made payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $375,289, $252,908 and $1,947 for Class A shares, Class C shares and Class R shares, respectively.
The Fund was informed that EVD received $8,645 as its portion of the sales charge on sales of Class A shares and $4,116 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $38,933 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $5,464, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments of floating rate loans, were $157,034,792 and $152,958,606, respectively. Purchases and sales of U.S. government and agency securities were $16,035,931 and $39,422,213, respectively.
Included in sales are proceeds of $12,054,258 from the sale of securities by the Fund to investment companies advised by CRM or its affiliates that resulted in a net realized loss of $31,444. Such transactions were executed in accordance with affiliated transaction procedures approved by the Fund’s Board.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $331,428,564 and deferred capital losses of $230,101,794 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on September 30, 2018 ($254,299,863) and September 30, 2019 ($77,128,701) and their character is short-term. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2017, $6,373,420 are short-term and $223,728,374 are long-term.
Under tax regulations, capital losses incurred in taxable years beginning after December 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

24 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Federal tax cost of investments	$495,424,962
Gross unrealized appreciation	$4,400,025
Gross unrealized depreciation	(11,704,535)
Net unrealized appreciation (depreciation)	($7,304,510)
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts and options on futures contracts outstanding at March 31, 2018 is included in the Schedule of Investments. During the six months ended March 31, 2018, the Fund used futures contracts and options on futures contracts to hedge against fluctuation in interest rates and to manage overall duration of the Fund.
At March 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Interest Rate	Futures contracts	Net unrealized depreciation	$1,102,025	*	($291,919)	*
Interest Rate	Purchased options	Investments in securities of unaffiliated issuers, at value	$4,016		$—
Total			$1,106,041		($291,919)
* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2018 was as follows:

Statement of Operations Caption	Interest rate
Net realized gain (loss) on:
Investment securities*	$533,899
Futures contracts	($344,928)
Total	$188,971
Net change in unrealized appreciation (depreciation) on:
Investment securities*	($136,997)
Futures contracts	$633,281
Total	$496,284
* relates to purchased options
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2018 was approximately $26,203,512 and $18,497,315, respectively. The average number of purchased options contracts outstanding during the six months ended March 31, 2018 was 235 contracts.
NOTE 6 – OVERDRAFT ADVANCES
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSB) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSB at the current rate of interest charged by SSB for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSB. SSB has a lien on the Fund's assets to the extent of any overdraft. At March 31, 2018, the Fund had a payment due to SSB pursuant to the foregoing arrangement of $28,257. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2018. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018. The Fund’s average overdraft advances during the six months ended March 31, 2018 were not significant.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSB, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 25

international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2018, the total value of securities on loan, including accrued interest, was $7,240,464 and the total value of collateral received was $7,383,170, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$7,383,170	$—	$—	$—	$7,383,170
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.
NOTE 8 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2018. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.

26 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and the year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	691,465	$11,389,573	2,193,520	$35,857,688
Reinvestment of distributions	230,235	3,775,419	563,662	9,183,552
Shares redeemed	(2,017,783)	(33,231,255)	(8,149,318)	(132,402,788)
Conversion from Class R	106,425	1,766,411	—	—
Net decrease	(989,658)	($16,299,852)	(5,392,136)	($87,361,548)

Class C
Shares sold	75,080	$1,237,061	150,977	$2,455,789
Reinvestment of distributions	28,336	464,633	69,642	1,134,800
Shares redeemed	(448,590)	(7,367,976)	(1,821,616)	(29,791,780)
Net decrease	(345,174)	($5,666,282)	(1,600,997)	($26,201,191)

Class I
Shares sold	1,039,942	$17,076,668	1,662,454	$27,306,193
Reinvestment of distributions	104,961	1,719,870	96,791	1,579,558
Shares redeemed	(901,712)	(14,817,412)	(967,343)	(15,785,685)
Conversion from Class Y	6,025,521	100,139,339	—	—
Net increase	6,268,712	$104,118,465	791,902	$13,100,066

Class R (1)
Shares sold	2,350	$39,261	37,171	$612,819
Reinvestment of distributions	407	6,788	4,686	76,881
Shares redeemed	(26,826)	(449,146)	(179,405)	(2,941,143)
Conversion to Class A	(105,536)	(1,766,411)	—	—
Net decrease	(129,605)	($2,169,508)	(137,548)	($2,251,443)

Class Y (1)
Shares sold	291,538	$4,890,175	3,870,523	$63,502,618
Reinvestment of distributions	26,354	440,607	152,790	2,525,584
Shares redeemed	(269,149)	(4,515,002)	(2,756,849)	(45,601,830)
Conversion to Class I	(5,963,941)	(100,139,339)	—	—
Net increase (decrease)	(5,915,198)	($99,323,559)	1,266,464	$20,426,372

(1) Effective December 8, 2017, Class R shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class R and Class Y shares were terminated.

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BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

28 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had outperformed the median of its peer universe and its Lipper benchmark index for the one-year period ended September 30, 2017 and underperformed the median of comparable funds and its benchmark index for the three- and five-year periods ended September 30, 2017. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

30 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND TRUSTEES

Officers of Calvert Income Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Income Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 31

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

32 www.calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24178 3.31.2018

Calvert Short Duration Income Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
30	Board of Trustees’ Contract Approval
33	Officers and Trustees
34	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/31/2002	01/31/2002	-0.36%	0.97%	1.19%	2.66%
Class A with 2.75% Maximum Sales Charge	—	—	-3.13	-1.79	0.62	2.38
Class C at NAV	10/01/2002	01/31/2002	-0.73	0.21	0.43	1.90
Class C with 1% Maximum Sales Charge	—	—	-1.71	-0.78	0.43	1.90
Class I at NAV	04/21/2006	01/31/2002	-0.16	1.35	1.69	3.17

Bloomberg Barclays 1-5 Year U.S. Credit Index	—	—	-0.84%	0.70%	1.57%	3.24%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.94%	1.65%	0.53%
Net				0.88	1.64	0.52

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[4]

Corporate Bonds	63.1%
Asset-Backed Securities	24.5%
Collateralized Mortgage-Backed Obligations	5.8%
Commercial Mortgage-Backed Securities	4.1%
Time Deposit	1.1%
U.S. Treasury Obligations	0.9%
Sovereign Government Bonds	0.5%
Floating Rate Loans	0.0%	*
Total	100.0%

* Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays 1-5 Year U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity between one and five years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2 Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned. Depiction does not reflect the Fund’s option positions.

Fund profile subject to change due to active management.

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FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$996.40	$4.33**	0.87%
Class C	$1,000.00	$992.70	$8.10**	1.63%
Class I	$1,000.00	$998.40	$2.59**	0.52%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.59	$4.38**	0.87%
Class C	$1,000.00	$1,016.80	$8.20**	1.63%
Class I	$1,000.00	$1,022.34	$2.62**	0.52%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 62.8%
Basic Materials - 0.3%
Sherwin-Williams Co. (The), 2.75%, 6/1/22	3,400,000	3,313,744

Communications - 4.6%
AT&T, Inc.:
2.672%, (3 mo. USD LIBOR + 0.95%), 7/15/21 (a)	2,800,000	2,830,953
3.20%, 3/1/22	4,000,000	3,981,264
3.40%, 8/14/24	3,889,000	3,912,233
3.60%, 2/17/23	6,000,000	6,040,325
3.80%, 3/15/22	10,760,000	10,918,433
3.80%, 3/1/24	1,650,000	1,654,129
BellSouth LLC, 4.285%, 4/26/21 (b)	9,200,000	9,210,476
Crown Castle Towers LLC:
3.222%, 5/15/42 (b)	2,765,000	2,747,940
4.883%, 8/15/40 (b)	2,000,000	2,071,357
DISH DBS Corp., 4.25%, 4/1/18	2,630,000	2,630,000
Sprint Communications, Inc., 9.00%, 11/15/18 (b)	3,750,000	3,871,875
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (b)	2,625,000	2,615,156
Verizon Communications, Inc., 2.45%, 11/1/22 (c)	9,685,000	9,307,158
		61,791,299

Consumer, Cyclical - 9.5%
American Airlines Pass-Through Trust:
Series B, 5.25%, 7/15/25	3,513,841	3,650,002
Series B, 5.60%, 1/15/22 (b)	7,814,733	8,017,134
Azul Investments LLP, 5.875%, 10/26/24 (b)	3,210,000	3,169,875
CVS Health Corp.:
2.80%, 7/20/20	2,000,000	1,988,405
3.125%, 3/9/20	5,115,000	5,127,339
3.50%, 7/20/22	5,000,000	4,992,672
3.70%, 3/9/23	7,736,000	7,768,315
4.10%, 3/25/25	8,362,000	8,426,416
CVS Pass-Through Trust, 6.036%, 12/10/28	1,485,555	1,605,623
Delta Air Lines Pass-Through Trust, Series 1A, 6.20%, 1/2/20	1,663,020	1,684,839
Ford Motor Credit Co. LLC:
2.262%, 3/28/19	2,538,000	2,521,330
2.717%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (a)	4,700,000	4,731,215
2.835%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (a)	2,000,000	2,000,438
2.861%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (a)	14,310,000	14,387,430
2.875%, 10/1/18	7,240,000	7,247,612

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
2.979%, 8/3/22	10,427,000	10,121,830
3.284%, (3 mo. USD LIBOR + 1.58%), 1/8/19 (a)	9,000,000	9,078,617
3.336%, 3/18/21	4,500,000	4,474,914
Newell Rubbermaid, Inc.:
2.60%, 3/29/19 (c)	850,000	846,306
3.15%, 4/1/21	5,000,000	4,956,629
Tapestry, Inc., 4.125%, 7/15/27	5,000,000	4,900,943
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (b)	2,262,189	2,323,494
6.00%, 4/23/22 (b)	2,335,401	2,373,352
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/19	3,000,000	2,986,299
3.30%, 11/18/21	2,000,000	1,992,502
Wyndham Worldwide Corp., 4.15%, 4/1/24	6,163,000	6,152,645
		127,526,176

Consumer, Non-cyclical - 4.3%
Abbott Laboratories, 2.35%, 11/22/19	1,890,000	1,874,278
Amgen, Inc., 2.70%, 5/1/22	4,000,000	3,910,499
AstraZeneca plc, 2.375%, 11/16/20	5,000,000	4,923,273
Becton Dickinson and Co.:
2.133%, 6/6/19	4,100,000	4,054,465
2.404%, 6/5/20	2,628,000	2,579,019
2.675%, 12/15/19	6,600,000	6,558,519
2.894%, 6/6/22	2,628,000	2,551,562
2.944%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (a)	1,907,000	1,909,276
3.363%, 6/6/24	4,100,000	3,950,007
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (b)	5,000,000	5,172,925
Kraft Heinz Foods Co.:
2.631%, (3 mo. USD LIBOR + 0.82%), 8/10/22 (a)	6,800,000	6,853,156
2.80%, 7/2/20	5,000,000	4,967,411
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,364,291
Mondelez International Holdings Netherlands BV:
1.625%, 10/28/19 (b)	2,000,000	1,959,364
2.00%, 10/28/21 (b)	3,000,000	2,864,662
		57,492,707

Energy - 0.5%
Oceaneering International, Inc.:
4.65%, 11/15/24	4,330,000	4,182,403
6.00%, 2/1/28	2,965,000	2,935,333
		7,117,736

Financial - 29.7%
Ally Financial, Inc.:
3.25%, 11/5/18 (c)	11,800,000	11,829,500

6 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
3.50%, 1/27/19	11,974,000	12,018,903
3.60%, 5/21/18	7,450,000	7,459,313
4.125%, 3/30/20	1,840,000	1,851,500
8.00%, 12/31/18	1,000,000	1,033,750
American Tower Corp., 2.80%, 6/1/20	2,000,000	1,986,052
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (b)	3,071,000	3,011,250
Bank of America Corp.:
2.125%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (a)	5,465,000	5,438,789
2.151%, 11/9/20	17,925,000	17,575,484
2.815%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (a)	15,360,000	15,295,841
2.816% to 7/21/22, 7/21/23 (d)	15,000,000	14,626,863
2.881% to 4/24/22, 4/24/23 (d)	7,200,000	7,054,757
3.124% to 1/20/22, 1/20/23 (d)	6,000,000	5,941,527
Capital One Bank, 2.25%, 2/13/19	7,355,000	7,316,742
Capital One Financial Corp.:
2.487%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (a)(c)	22,500,000	22,352,023
2.50%, 5/12/20	3,849,000	3,790,305
3.30%, 10/30/24	7,082,000	6,847,887
Capital One NA:
2.25%, 9/13/21	2,000,000	1,925,338
2.65%, 8/8/22	3,385,000	3,258,877
CBL & Associates LP:
5.25%, 12/1/23 (c)	1,682,000	1,456,345
5.95%, 12/15/26 (c)	1,285,000	1,082,448
CIT Group, Inc.:
3.875%, 2/19/19	3,059,000	3,081,178
4.125%, 3/9/21	1,205,000	1,214,038
Citigroup, Inc.:
2.65%, 10/26/20	7,980,000	7,888,359
2.70%, 3/30/21	7,000,000	6,901,844
2.75%, 4/25/22	7,200,000	7,018,222
2.876% to 7/24/22, 7/24/23 (d)	14,000,000	13,632,235
3.142% to 1/24/22, 1/24/23 (d)	8,405,000	8,308,662
Citizens Bank NA, 2.25%, 3/2/20	4,300,000	4,227,814
Citizens Financial Group, Inc., 5.158% to 6/29/18, 6/29/23 (d)	10,575,000	10,646,699
Commonwealth Bank of Australia:
1.75%, 11/7/19 (b)	3,500,000	3,437,670
2.00%, 9/6/21 (b)	3,000,000	2,885,836
2.50%, 9/18/22 (b)(c)	4,340,000	4,190,027
Credit Acceptance Corp., 6.125%, 2/15/21	6,050,000	6,123,810
Crown Castle International Corp.:
3.20%, 9/1/24	2,390,000	2,293,784
3.40%, 2/15/21	4,000,000	4,017,145
Digital Realty Trust LP, 3.95%, 7/1/22	3,540,000	3,607,977
Discover Bank:
2.60%, 11/13/18	1,000,000	999,829

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
3.10%, 6/4/20	1,000,000	996,723
3.35%, 2/6/23	3,984,000	3,923,770
8.70%, 11/18/19	2,107,000	2,282,028
EPR Properties, 4.50%, 6/1/27	4,260,000	4,158,170
ESH Hospitality, Inc., 5.25%, 5/1/25 (b)	3,500,000	3,413,550
Goldman Sachs Group, Inc. (The):
2.741%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (a)	4,000,000	4,002,401
2.876% to 10/31/21, 10/31/22 (d)	5,033,000	4,928,174
2.905% to 7/24/22, 7/24/23 (d)	5,484,000	5,337,038
2.908% to 6/5/22, 6/5/23 (d)	6,000,000	5,843,336
International Finance Corp., 1.75%, 3/30/20	3,900,000	3,848,300
iStar, Inc.:
5.00%, 7/1/19	3,093,000	3,104,738
6.00%, 4/1/22	1,666,000	1,674,330
KeyCorp., 2.90%, 9/15/20	5,000,000	4,979,554
Morgan Stanley:
2.633%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (a)	7,000,000	7,022,131
2.80%, 6/16/20	5,000,000	4,968,358
3.011%, (3 mo. USD LIBOR + 1.22%), 5/8/24 (a)	7,200,000	7,320,597
3.125%, 1/23/23 (c)	8,000,000	7,891,703
3.141%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (a)	12,000,000	12,279,989
4.875%, 11/1/22	4,875,000	5,111,943
OneMain Financial Holdings, Inc., 7.25%, 12/15/21 (b)	8,390,000	8,699,381
Prudential Financial, Inc., 8.875% to 4/16/18, 6/15/68 (d)	10,781,000	10,902,286
Regions Financial Corp., 2.75%, 8/14/22	2,545,000	2,474,617
SBA Communications Corp., 4.00%, 10/1/22 (b)	2,525,000	2,430,313
Springleaf Finance Corp., 6.875%, 3/15/25	3,400,000	3,421,250
Synchrony Bank, 3.00%, 6/15/22	1,900,000	1,838,142
Synchrony Financial:
2.60%, 1/15/19	4,000,000	3,991,616
3.00%, 8/15/19	13,661,000	13,623,246
Synovus Financial Corp., 3.125%, 11/1/22	4,533,000	4,389,439
Toronto-Dominion Bank (The), 1.85%, 9/11/20	3,000,000	2,920,243
Westpac Banking Corp., 3.005%, (3 mo. USD LIBOR + 0.71%), 6/28/22 (a)	8,000,000	8,066,282
		399,472,271

Industrial - 3.0%
Carlisle Cos., Inc., 3.50%, 12/1/24	1,839,000	1,804,411
CNH Industrial Capital LLC, 3.375%, 7/15/19 (c)	6,700,000	6,700,000
Jabil, Inc.:
3.95%, 1/12/28 (c)	1,910,000	1,854,190
4.70%, 9/15/22 (c)	4,952,000	5,140,176
JSL Europe SA, 7.75%, 7/26/24 (b)(c)	5,370,000	5,470,687
Masco Corp., 3.50%, 4/1/21	3,000,000	3,016,410
Nvent Finance S.a.r.l., 3.95%, 4/15/23 (b)	5,906,000	5,927,933
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (b)	2,500,000	2,487,895

8 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Pentair Finance S.a.r.l., 2.90%, 9/15/18	2,451,000	2,451,793
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (b)	3,160,000	3,080,037
3.00%, 7/15/22 (b)(c)	2,625,000	2,569,426
		40,502,958

Technology - 9.6%
Apple, Inc., 2.85%, 2/23/23	6,500,000	6,446,969
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	6,275,000	6,394,092
CA, Inc.:
4.70%, 3/15/27	6,000,000	6,145,856
5.375%, 12/1/19	1,160,000	1,201,291
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (b)	9,150,000	9,193,362
4.42%, 6/15/21 (b)	22,250,000	22,835,736
DXC Technology Co.:
2.875%, 3/27/20	3,898,000	3,877,695
2.956%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (a)	23,000,000	23,028,566
EMC Corp., 1.875%, 6/1/18	13,246,000	13,208,161
Hewlett Packard Enterprise Co., 2.85%, 10/5/18	6,889,000	6,896,917
NXP BV / NXP Funding LLC:
3.75%, 6/1/18 (b)	5,000,000	5,012,750
3.875%, 9/1/22 (b)	3,480,000	3,462,600
4.125%, 6/1/21 (b)	1,630,000	1,650,375
4.625%, 6/15/22 (b)	3,705,000	3,797,625
4.625%, 6/1/23 (b)	4,635,000	4,729,091
Seagate HDD Cayman, 4.875%, 3/1/24 (b)	4,000,000	4,001,414
Western Digital Corp., 4.75%, 2/15/26	7,480,000	7,477,569
		129,360,069

Utilities - 1.3%
Avangrid, Inc., 3.15%, 12/1/24	7,484,000	7,273,014
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (b)	4,000,000	3,890,000
WGL Holdings, Inc., 2.384%, (3 mo. USD LIBOR + 0.40%), 11/29/19 (a)	6,600,000	6,588,752
		17,751,766

Total Corporate Bonds (Cost $851,373,174)		844,328,726

ASSET-BACKED SECURITIES - 24.4%
Aircraft - 0.1%
AASET US Ltd., Series 2018-1A, Class A, 3.844%, 1/16/38 (b)	1,693,856	1,682,414

Automobile - 5.2%
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-1A, Class A, 1.92%, 9/20/19 (b)	21,135,000	21,097,111

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	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Series 2013-2A, Class A, 2.97%, 2/20/20 (b)	14,689,000	14,708,467
Series 2013-2A, Class B, 3.66%, 2/20/20 (b)	2,000,000	2,009,245
Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.12%, 11/15/29 (b)	9,600,000	9,486,123
Credit Acceptance Auto Loan Trust:
Series 2015-1A, Class B, 2.61%, 1/17/23 (b)	64,835	64,865
Series 2017-2A, Class A, 2.55%, 2/17/26 (b)	4,315,000	4,260,749
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21 (b)	6,450,000	6,404,692
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (b)	3,056,776	3,063,235
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (b)	4,041,198	4,033,769
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	4,780,000	4,708,682
		69,836,938

Consumer Loan - 9.4%
Avant Loans Funding Trust:
Series 2016-C, Class C, 8.83%, 8/15/22 (b)	4,500,000	4,697,461
Series 2017-A, Class C, 6.05%, 5/15/24 (b)	6,100,000	6,241,813
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (b)	3,489,612	3,505,844
Series 2015-PM3, Class B, 4.31%, 5/16/22 (b)	308,911	309,477
Conn Funding II LP:
Series 2017-A, Class A, 2.73%, 7/15/19 (b)	327,051	327,035
Series 2017-A, Class B, 5.11%, 2/15/20 (b)	3,900,000	3,931,588
Series 2017-B, Class A, 2.73%, 7/15/20 (b)	6,671,458	6,660,990
Series 2017-B, Class B, 4.52%, 11/15/20 (b)	3,055,000	3,078,486
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class A, 2.39%, 4/17/23 (b)	313,776	313,715
Series 2017-P1, Class A, 2.42%, 9/15/23 (b)	1,504,415	1,500,841
Series 2017-P2, Class A, 2.61%, 1/15/24 (b)	4,732,696	4,719,067
Marlette Funding Trust:
Series 2017-2A, Class A, 2.39%, 7/15/24 (b)	1,985,857	1,981,424
Series 2017-3A, Class A, 2.36%, 12/15/24 (b)	1,713,245	1,707,095
Series 2018-1A, Class A, 2.61%, 3/15/28 (b)	6,071,735	6,063,111
Murray Hill Marketplace Trust, Series 2016-LC1, Class B, 6.15%, 11/25/22 (b)	1,523,477	1,531,554
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (b)	5,617,925	5,637,084
Series 2015-2A, Class A, 2.57%, 7/18/25 (b)	3,340,187	3,339,844
Series 2017-1A, Class A2, 2.565%, (1 mo. USD LIBOR + 0.80%), 9/14/32 (a)(b)	6,350,000	6,371,380
Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 6/8/23 (b)	2,060,000	2,037,016
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (b)	3,319,910	3,321,934
Series 2017-1A, Class B, 3.65%, 6/15/23 (b)	5,010,000	5,031,248
Series 2017-2A, Class A, 2.41%, 9/15/23 (b)	3,619,758	3,611,989
Series 2017-2A, Class B, 3.48%, 9/15/23 (b)	4,450,000	4,442,478
Series 2017-3A, Class A, 2.36%, 11/15/23 (b)	17,064,604	17,002,419
Series 2017-3A, Class B, 3.36%, 11/15/23 (b)	12,280,000	12,203,416
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (b)	2,017,876	2,000,294

10 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (b)	5,690,849	5,690,454
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (b)	9,119,205	9,128,523
		126,387,580

Other - 5.3%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (b)	141,278	144,707
Dell Equipment Finance Trust:
Series 2017-1, Class A2, 1.86%, 6/24/19 (b)	796,430	794,689
Series 2017-2, Class A3, 2.19%, 10/24/22 (b)	1,250,000	1,238,078
Eagle I Ltd., Series 2014-1A, Class A1, 2.57%, 12/15/39 (b)	1,593,750	1,584,221
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.299%, 4/19/44 (b)	2,993,483	2,975,039
FRS I LLC:
Series 2013-1A, Class A1, 1.80%, 4/15/43 (b)	930,042	922,692
Series 2013-1A, Class A2, 3.08%, 4/15/43 (b)	6,655,114	6,595,045
Series 2013-1A, Class B, 3.96%, 4/15/43 (b)	5,980,778	5,940,029
Invitation Homes Trust:
Series 2015-SFR2, Class C, 3.808%, (1 mo. USD LIBOR + 2.00%), 6/17/32 (a)(b)	2,500,000	2,502,230
Series 2015-SFR2, Class D, 4.108%, (1 mo. USD LIBOR + 2.30%), 6/17/32 (a)(b)	2,000,000	2,005,271
Series 2017-SFR2, Class A, 2.658%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (a)(b)	2,852,907	2,879,368
Series 2017-SFR2, Class B, 2.958%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (a)(b)	2,097,000	2,111,146
Series 2017-SFR2, Class C, 3.258%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (a)(b)	735,000	740,813
Series 2018-SFR1, Class B, 2.758%, (1 mo. USD LIBOR + 0.95%), 3/17/37 (a)(b)	865,000	873,284
Series 2018-SFR1, Class C, 3.058%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (a)(b)	1,480,000	1,492,187
Leaf Receivables Funding 12 LLC, Series 2017-1, Class A2, 1.72%, 5/15/19 (b)	486,079	485,777
NextGear Floorplan Master Owner Trust:
Series 2015-2A, Class A, 2.38%, 10/15/20 (b)	13,625,000	13,612,305
Series 2017-2A, Class A2, 2.56%, 10/17/22 (b)	1,400,000	1,382,998
Progress Residential Trust:
Series 2015-SFR2, Class D, 3.684%, 6/12/32 (b)	1,221,000	1,219,712
Series 2016-SFR1, Class E, 5.658%, (1 mo. USD LIBOR + 3.85%), 9/17/33 (a)(b)	2,000,000	2,033,352
SBA Tower Trust, Series 2014-1A, Class C, 2.898%, 10/15/44 (b)	7,000,000	6,967,476
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (b)	19,536	19,488
Series 2014-1A, Class A, 2.07%, 3/20/30 (b)	495,294	493,501
Series 2014-1A, Class B, 2.42%, 3/20/30 (b)	495,294	492,949
Series 2014-3A, Class B, 2.80%, 10/20/31 (b)	714,117	710,771
Series 2015-2A, Class B, 3.02%, 6/20/32 (b)	903,578	899,082
Series 2015-3A, Class B, 3.08%, 9/20/32 (b)	1,166,863	1,159,826
Silverleaf Finance XVIII LLC, Series 2014-A, Class A, 2.81%, 1/15/27 (b)	850,931	847,850
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (b)	5,073,768	5,126,224
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (b)	2,920,000	2,897,427
		71,147,537

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 11

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Student Loan - 0.6%
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (b)	1,341,831	1,340,442
Social Professional Loan Program LLC:
Series 2014-B, Class A1, 3.122%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (a)(b)	1,758,412	1,779,391
Series 2014-B, Class A2, 2.55%, 8/27/29 (b)	719,123	712,886
Series 2015-A, Class A2, 2.42%, 3/25/30 (b)	834,405	828,451
Series 2015-B, Class B, 3.52%, 3/25/36 (b)	3,154,177	3,126,964
		7,788,134

Whole Business - 3.8%
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (b)	12,102,619	12,153,331
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (b)	5,706,875	5,868,157
DB Master Finance LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47 (b)	770,070	767,575
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (b)	6,060,500	6,241,839
FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47 (b)	3,453,900	3,478,478
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (b)	12,343,750	12,436,469
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (b)	9,481,875	9,638,646
		50,584,495

Total Asset-Backed Securities (Cost $328,791,229)		327,427,098

U.S. TREASURY OBLIGATIONS - 0.9%
U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (e)	11,119,730	12,218,777

Total U.S. Treasury Obligations (Cost $12,307,423)		12,218,777

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 5.7%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.172%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (a)(b)	10,556,666	10,729,934
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 4.672%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (a)	6,726,782	6,931,036
Series 2016-HQA1, Class M2, 4.622%, (1 mo. USD LIBOR + 2.75%), 9/25/28 (a)	5,500,000	5,636,211
Series 2016-HQA2, Class M2, 4.122%, (1 mo. USD LIBOR + 2.25%), 11/25/28 (a)	3,499,911	3,579,626
Series 2017-DNA3, Class M1, 2.622%, (1 mo. USD LIBOR + 0.75%), 3/25/30 (a)	3,634,365	3,647,593
Series 2017-HQA3, Class M1, 2.422%, (1 mo. USD LIBOR + 0.55%), 4/25/30 (a)	2,013,617	2,016,843
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 1M2, 4.872%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (a)	3,536,439	3,787,650
Series 2014-C03, Class 2M2, 4.772%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (a)	16,344,611	17,467,506
Series 2014-C04, Class 1M2, 6.772%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (a)	8,559,501	9,800,372
Series 2016-C03, Class 2M1, 4.072%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (a)	1,212,636	1,220,220
Series 2017-C01, Class 1M1, 3.172%, (1 mo. USD LIBOR + 1.30%), 7/25/29 (a)	3,601,150	3,638,533
Series 2017-C05, Class 1M2, 4.072%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (a)	2,285,000	2,318,263
Series 2017-C06, Class 1M2, 4.522%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (a)	1,400,000	1,439,459
Series 2017-C07, Class 1M1, 2.522%, (1 mo. USD LIBOR + 0.65%), 5/25/30 (a)	4,880,102	4,892,282

Total Collateralized Mortgage-Backed Obligations (Cost $76,391,222)		77,105,528

12 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
CLNS Trust, Series 2017-IKPR, Class B, 2.74%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (a)(b)	6,770,000	6,783,094
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (b)	525,730	522,248
Credit Suisse Mortgage Capital Trust, Series 2015-DEAL, Class B, 3.627%, (1 mo. USD LIBOR + 1.85%), 4/15/29 (a)(b)	10,000,000	10,010,764
GS Mortgage Securities Corp. Trust, Series 2014-NEW, Class B, 3.79%, 1/10/31 (b)	3,500,000	3,538,848
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (b)	4,200,000	4,167,307
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (b)(f)	3,000,000	2,953,332
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.477%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (a)(b)	7,700,000	7,717,345
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.177%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (a)(b)	4,316,035	4,337,411
Series 2017-MTL6, Class D, 3.927%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (a)(b)	2,177,771	2,193,167
RETL:
Series 2018-RVP, Class A, 2.877%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (a)(b)	4,755,000	4,766,868
Series 2018-RVP, Class C, 3.827%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (a)(b)	3,040,000	3,072,881
TRU Trust, Series 2016-TOYS, Class A, 4.027%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (a)(b)	5,114,307	4,986,024

Total Commercial Mortgage-Backed Securities (Cost $55,285,364)		55,049,289

SOVEREIGN GOVERNMENT BONDS - 0.5%
Nacional Financiera SNC, 3.375%, 11/5/20 (b)	6,000,000	6,037,500

Total Sovereign Government Bonds (Cost $5,994,236)		6,037,500

FLOATING RATE LOANS (g) - 0.0% (h)
Financial - 0.0% (h)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (i)(j)(k)	385,345	6,078

Total Floating Rate Loans (Cost $385,345)		6,078

TIME DEPOSIT - 1.1%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	15,393,075	15,393,075

Total Time Deposit (Cost $15,393,075)		15,393,075

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio	15,955,478	15,955,478

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $15,955,478)		15,955,478

Total Purchased Options (Cost $389,071) - 0.0% (h)		11,078

TOTAL INVESTMENTS (Cost $1,362,265,617) - 100.7%		1,353,532,627
Other assets and liabilities, net - (0.7%)		(9,489,632)
NET ASSETS - 100.0%		1,344,042,995

NOTES TO SCHEDULE OF INVESTMENTS
(a) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $547,109,707, which represents 40.7% of the net assets of the Fund as of March 31, 2018.

(c) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $15,531,603.
(d) Security converts to floating rate after the indicated fixed-rate coupon period.
(e) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(f) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2018.
(g) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(h) Amount is less than 0.05%.
(i) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(j) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(k) Restricted security. Total market value of restricted securities amounts to $6,078, which represents less than 0.05% of the net assets of the Fund as of March 31, 2018.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

PURCHASED PUT OPTIONS - 0.0% (h)
Exchange-Traded Options - 0.0% (h)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
U.S. 10-Year Treasury Note Futures 6/2018	709	$85,888,703	$119.00	4/20/18	$11,078

14 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	967	Jun-18	$205,593,267	$82,290
U.S. 5-Year Treasury Note	100	Jun-18	11,446,094	53,733
Total Long				$136,023
Short:
U.S. 10-Year Treasury Note	(72)	Jun-18	($9,349,875)	($126,264)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
See notes to financial statements.

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT SHORT DURATION INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $1,362,265,617) - including $15,531,603 of securities on loan	$1,353,532,627
Cash	165,604
Receivable for variation margin on open futures contracts	13,031
Receivable for investments sold	6,498,249
Receivable for capital shares sold	2,860,514
Interest receivable	7,725,176
Securities lending income receivable	6,057
Receivable from affiliate	115,203
Deposits at brokers for futures contracts	302,915
Trustees' deferred compensation plan	1,119,626
Other assets	14,454
Total assets	1,372,353,456

LIABILITIES
Payable for investments purchased	9,347,074
Payable for capital shares redeemed	555,825
Deposits for securities loaned	15,955,478
Payable to affiliates:
Investment advisory fee	384,686
Administrative fee	136,158
Distribution and service fees	140,136
Sub-transfer agency fee	18,024
Trustees' deferred compensation plan	1,119,626
Accrued expenses	653,454
Total liabilities	28,310,461
NET ASSETS	$1,344,042,995

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$1,362,566,180
Accumulated undistributed net investment income	622,691
Accumulated net realized loss	(10,422,645)
Net unrealized depreciation	(8,723,231)
Total	$1,344,042,995

NET ASSET VALUE PER SHARE
Class A (based on net assets of $300,889,181 and 18,935,296 shares outstanding)	$15.89
Class C (based on net assets of $88,932,431 and 5,617,663 shares outstanding)	$15.83
Class I (based on net assets of $954,221,383 and 59,681,345 shares outstanding)	$15.99

OFFERING PRICE PER SHARE*
Class A (100/97.25 of net asset value per share)	$16.34
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

16 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Interest income - unaffiliated issuers	$19,468,830
Securities lending income, net	40,926
Total investment income	19,509,756

EXPENSES
Investment advisory fee	2,270,379
Administrative fee	801,933
Distribution and service fees:
Class A	397,360
Class C	469,891
Trustees' fees and expenses	16,157
Custodian fees	78,974
Transfer agency fees and expenses	606,481
Accounting fees	185,638
Professional fees	57,854
Registration fees	46,040
Reports to shareholders	46,366
Miscellaneous	85,806
Total expenses	5,062,879
Waiver and/or reimbursement of expenses by affiliate	(390,819)
Reimbursement of expenses-other	(14,454)
Net expenses	4,657,606
Net investment income	14,852,150

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	(988,788)
Futures contracts	(2,382,061)
(3,370,849)

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	(14,938,038)
Futures contracts	259,640
(14,678,398)

Net realized and unrealized loss	(18,049,247)

Net decrease in net assets resulting from operations	($3,197,097)

See notes to financial statements.

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT SHORT DURATION INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$14,852,150	$26,698,226
Net realized loss	(3,370,849)	(2,494,496)
Net change in unrealized appreciation (depreciation)	(14,678,398)	(3,685,092)
Net increase (decrease) in net assets resulting from operations	(3,197,097)	20,518,638

Distributions to shareholders from:
Net investment income:
Class A shares	(3,197,878)	(8,069,185)
Class C shares	(604,901)	(1,239,908)
Class I shares	(8,639,906)	(7,187,931)
Class Y shares	(1,932,478)	(10,043,624)
Total distributions to shareholders	(14,375,163)	(26,540,648)

Capital share transactions:
Class A shares	(32,573,123)	(277,236,699)
Class C shares	(10,144,270)	(29,695,474)
Class I shares	605,569,691	100,366,533
Class Y shares (a)	(547,936,420)	187,636,091
Net increase (decrease) in net assets from capital share transactions	14,915,878	(18,929,549)

TOTAL DECREASE IN NET ASSETS	(2,656,382)	(24,951,559)

NET ASSETS
Beginning of period	1,346,699,377	1,371,650,936
End of period (including accumulated undistributed net investment income of $622,691 and $145,704, respectively)	$1,344,042,995	$1,346,699,377

(a) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

18 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017	2016		2015		2014	2013
Net asset value, beginning	$16.11		$16.18	$15.96		$16.19		$16.28	$16.43
Income from investment operations:
Net investment income (a)	0.16		0.30	0.33	(b)	0.29		0.31	0.30
Net realized and unrealized gain (loss)	(0.22)		(0.07)	0.22		(0.23)		(0.09)	(0.12)
Total from investment operations	(0.06)		0.23	0.55		0.06		0.22	0.18
Distributions from:
Net investment income	(0.16)		(0.30)	(0.33)		(0.29)		(0.31)	(0.32)
Net realized gain	—		—	—		—	(c)	—	(0.01)
Total distributions	(0.16)		(0.30)	(0.33)		(0.29)		(0.31)	(0.33)
Total increase (decrease) in net asset value	(0.22)		(0.07)	0.22		(0.23)		(0.09)	(0.15)
Net asset value, ending	$15.89		$16.11	$16.18		$15.96		$16.19	$16.28
Total return (d)	(0.36%)	(e)	1.43%	3.50%		0.39%		1.34%	1.12%
Ratios to average net assets: (f)
Total expenses	0.87%	(g)	0.94%	0.97%		1.13%		1.14%	1.12%
Net expenses	0.87%	(g)	0.89%	0.94%		1.08%		1.08%	1.08%
Net investment income	2.04%	(g)	1.87%	2.05%	(b)	1.79%		1.87%	1.84%
Portfolio turnover	48%	(e)	94%	147%		206%		168%	166%
Net assets, ending (in thousands)	$300,889		$337,692	$618,552		$733,415		$933,534	$1,145,473

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(c) Amount is less than $0.005.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 19

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017	2016		2015		2014	2013
Net asset value, beginning	$16.05		$16.12	$15.91		$16.13		$16.21	$16.37
Income from investment operations:
Net investment income (a)	0.10		0.18	0.21	(b)	0.17		0.19	0.19
Net realized and unrealized gain (loss)	(0.22)		(0.08)	0.21		(0.22)		(0.08)	(0.14)
Total from investment operations	(0.12)		0.10	0.42		(0.05)		0.11	0.05
Distributions from:
Net investment income	(0.10)		(0.17)	(0.21)		(0.17)		(0.19)	(0.20)
Net realized gain	—		—	—		—	(c)	—	(0.01)
Total distributions	(0.10)		(0.17)	(0.21)		(0.17)		(0.19)	(0.21)
Total increase (decrease) in net asset value	(0.22)		(0.07)	0.21		(0.22)		(0.08)	(0.16)
Net asset value, ending	$15.83		$16.05	$16.12		$15.91		$16.13	$16.21
Total return (d)	(0.73%)	(e)	0.66%	2.67%		(0.29%)		0.67%	0.34%
Ratios to average net assets: (f)
Total expenses	1.63%	(g)	1.65%	1.72%		1.81%		1.80%	1.78%
Net expenses	1.63%	(g)	1.65%	1.69%		1.81%		1.80%	1.78%
Net investment income	1.28%	(g)	1.11%	1.30%	(b)	1.05%		1.15%	1.14%
Portfolio turnover	48%	(e)	94%	147%		206%		168%	166%
Net assets, ending (in thousands)	$88,932		$100,333	$130,665		$152,994		$194,133	$228,366

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(c) Amount is less than $0.005.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

20 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2017	2016		2015		2014	2013
Net asset value, beginning	$16.20		$16.27	$16.05		$16.27		$16.35	$16.51
Income from investment operations:
Net investment income (a)	0.19		0.36	0.40	(b)	0.38		0.40	0.39
Net realized and unrealized gain (loss)	(0.22)		(0.07)	0.22		(0.22)		(0.08)	(0.13)
Total from investment operations	(0.03)		0.29	0.62		0.16		0.32	0.26
Distributions from:
Net investment income	(0.18)		(0.36)	(0.40)		(0.38)		(0.40)	(0.41)
Net realized gain	—		—	—		—	(c)	—	(0.01)
Total distributions	(0.18)		(0.36)	(0.40)		(0.38)		(0.40)	(0.42)
Total increase (decrease) in net asset value	(0.21)		(0.07)	0.22		(0.22)		(0.08)	(0.16)
Net asset value, ending	$15.99		$16.20	$16.27		$16.05		$16.27	$16.35
Total return (d)	(0.16%)	(e)	1.82%	3.91%		1.02%		1.97%	1.64%
Ratios to average net assets: (f)
Total expenses	0.63%	(g)	0.53%	0.53%		0.50%		0.48%	0.49%
Net expenses	0.52%	(g)	0.51%	0.52%		0.50%		0.48%	0.49%
Net investment income	2.41%	(g)	2.23%	2.47%	(b)	2.37%		2.46%	2.44%
Portfolio turnover	48%	(e)	94%	147%		206%		168%	166%
Net assets, ending (in thousands)	$954,221		$359,176	$259,852		$284,839		$231,420	$157,557

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(c) Amount is less than $0.005.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 21

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.50% is imposed on certain Class A shares purchased prior to April 10, 2017 at net asset value and redeemed within 12 months of such purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class Y shares. At the close of business on December 8, 2017, Class Y shares were converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$844,328,726	$—	$844,328,726
Asset-Backed Securities	—	327,427,098	—	327,427,098
U.S. Treasury Obligations	—	12,218,777	—	12,218,777
Collateralized Mortgage-Backed Obligations	—	77,105,528	—	77,105,528
Commercial Mortgage-Backed Securities	—	55,049,289	—	55,049,289
Sovereign Government Bonds	—	6,037,500	—	6,037,500
Floating Rate Loans	—	—	6,078	6,078
Time Deposit	—	15,393,075	—	15,393,075
Short Term Investment of Cash Collateral for Securities Loaned	15,955,478	—	—	15,955,478
Purchased Options	11,078	—	—	11,078
Total Investments	$15,966,556	$1,337,559,993	$6,078	$1,353,532,627

Derivative Instruments - Assets
Futures Contracts(2)	$136,023	$—	$—	$136,023

Derivative Instruments - Liabilities
Futures Contracts(2)	$(126,264)	$—	$—	$(126,264)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

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Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund earns certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Floating Rate Loans: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Options Contracts: Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
G. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
H. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

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I. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
K. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
L. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund's average daily net assets: 0.35% on the first $750 million, 0.325% on the next $750 million, 0.30% on the next $2 billion, and 0.275% on the excess of $3.5 billion. For the six months ended March 31, 2018, the investment advisory fee amounted to $2,270,379 or 0.34% (annualized) of the Fund's average daily net assets.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.88%, 1.64% and 0.52% for Class A, Class C and Class I, respectively, and prior to the close of business on December 8, 2017, 0.95% for Class Y, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $350,387.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I (and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived 0.02% of the administrative fee through January 31, 2018 for Class I. For the six months ended March 31, 2018, CRM was paid administrative fees of $801,933, of which $40,432 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $397,360 and $469,891 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $11,032 as its portion of the sales charge on sales of Class A shares and $9,477 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2018.

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EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $31,287 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $14,454, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $512,937,875 and $439,167,744, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $120,789,090 and $194,014,016, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $7,288,974 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2017, $5,377,959 are short-term and $1,911,015 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$1,362,278,319
Gross unrealized appreciation	$3,201,295
Gross unrealized depreciation	(11,937,228)
Net unrealized appreciation (depreciation)	($8,735,933)
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts and options contracts outstanding at March 31, 2018 is included in the Schedule of Investments. During the six months ended March 31, 2018, the Fund used futures contracts as a hedge against interest rate changes and to manage overall duration of the Fund. During the six months ended March 31, 2018, the Fund entered into purchased options contracts to enhance total return.
At March 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

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Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Futures contracts	Net unrealized appreciation (depreciation)	$136,023	*	($126,264)	*
Purchased options	Investments in securities of unaffiliated issuers, at value	$11,078		$—
Total		$147,101		($126,264)
* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2018 was as follows:

Statement of Operations Caption
Net realized gain (loss) on:
Investment securities - unaffiliated issuers *	$1,443,047
Futures contracts	($2,382,061)
Total	($939,014)
Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers *	($377,993)
Futures contracts	$259,640
Total	($118,353)
*relates to purchased options
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2018 was approximately $176,917,000 and $4,187,000, respectively. The average number of purchased options contracts outstanding during the six months ended March 31, 2018 was 648 contracts.
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2018, the total value of securities on loan, including accrued interest, was $15,644,147 and the total value of collateral received was $15,955,478, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

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	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$15,955,478	$—	$—	$—	$15,955,478
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2018. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.

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NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and the year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,866,839	$29,891,594	5,683,026	$91,362,266
Reinvestment of distributions	177,493	2,837,765	442,407	7,102,158
Shares redeemed	(4,077,131)	(65,302,482)	(23,397,378)	(375,701,123)
Net decrease	(2,032,799)	($32,573,123)	(17,271,945)	($277,236,699)

Class C
Shares sold	238,975	$3,810,545	642,138	$10,284,267
Reinvestment of distributions	28,820	459,014	55,519	888,276
Shares redeemed	(902,678)	(14,413,829)	(2,553,264)	(40,868,017)
Net decrease	(634,883)	($10,144,270)	(1,855,607)	($29,695,474)

Class I
Shares sold	12,759,012	$205,209,068	13,000,948	$210,366,597
Reinvestment of distributions	489,042	7,854,468	410,625	6,633,481
Shares redeemed	(10,339,767)	(166,306,631)	(7,209,636)	(116,633,545)
Conversion from Class Y	34,595,841	558,812,786	—	—
Net increase	37,504,128	$605,569,691	6,201,937	$100,366,533

Class Y (1)
Shares sold	2,515,662	$40,835,162	25,354,765	$410,743,072
Reinvestment of distributions	105,306	1,706,228	536,917	8,701,554
Shares redeemed	(1,950,630)	(31,665,024)	(14,291,824)	(231,808,535)
Conversion to Class I	(34,499,727)	(558,812,786)	—	—
Net increase (decrease)	(33,829,389)	($547,936,420)	11,599,858	$187,636,091

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

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BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

30 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Short Duration Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 31

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended September 30, 2017, underperformed its Lipper benchmark index for the one-year period ended September 30, 2017 and outperformed its Lipper benchmark index for the three- and five-year periods ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

32 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND TRUSTEES

Officers of Calvert Short Duration Income Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Short Duration Income Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 33

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

34 www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

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CALVERT SHORT DURATION INCOME FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24180 3.31.2018

Calvert Long-Term Income Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
24	Board of Trustees' Contract Approval
27	Officers and Trustees
28	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/31/2004	12/31/2004	-1.26%	4.21%	3.65%	6.85%
Class A with 3.75% Maximum Sales Charge	—	—	-4.99	0.31	2.86	6.44
Class I at NAV	01/30/2015	12/31/2004	-1.14	4.58	3.98	7.02

Bloomberg Barclays Long U.S. Credit Index	—	—	-0.77%	6.16%	4.67%	7.52%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.12%	0.93%
Net					0.92	0.55

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[4]

Corporate Bonds	82.6%
Asset-Backed Securities	5.9%
U.S. Treasury Obligations	4.3%
Taxable Municipal Obligations	3.5%
Collateralized Mortgage-Backed Obligations	2.0%
U.S. Government Agency Mortgage-Backed Securities	1.1%
Time Deposit	0.6%
Floating Rate Loans	0.0%	*
Total	100.0%

* Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays Long U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity greater than ten years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned. Depiction does not reflect the Fund’s option positions.

Fund profile subject to change due to active management.

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$987.40	$4.56**	0.92%
Class I	$1,000.00	$988.60	$2.73**	0.55%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.34	$4.63**	0.92%
Class I	$1,000.00	$1,022.19	$2.77**	0.55%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 81.5%
Basic Materials - 0.8%
Sherwin-Williams Co. (The):
3.45%, 6/1/27	242,000	231,751
4.50%, 6/1/47	425,000	424,003
		655,754

Communications - 12.4%
Amazon.com, Inc., 4.80%, 12/5/34	400,000	443,821
AT&T, Inc.:
4.125%, 2/17/26	1,015,000	1,018,531
4.75%, 5/15/46	2,000,000	1,946,612
5.15%, 3/15/42	660,000	681,285
5.30%, 8/14/58	700,000	707,487
CBS Corp.:
2.90%, 1/15/27	230,000	208,706
4.60%, 1/15/45	225,000	218,221
Comcast Corp.:
3.20%, 7/15/36	515,000	455,306
4.25%, 1/15/33	335,000	347,332
Crown Castle Towers LLC, 3.663%, 5/15/25 (a)	487,000	484,682
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	1,012,535
Time Warner, Inc.:
4.85%, 7/15/45	190,000	194,584
4.90%, 6/15/42	500,000	505,781
Verizon Communications, Inc.:
4.125%, 3/16/27	350,000	354,949
4.522%, 9/15/48	500,000	482,856
4.862%, 8/21/46	1,695,000	1,714,219
		10,776,907

Consumer, Cyclical - 8.6%
Azul Investments LLP, 5.875%, 10/26/24 (a)	530,000	523,375
CVS Health Corp., 4.30%, 3/25/28	968,000	975,901
CVS Pass-Through Trust, 6.036%, 12/10/28	238,981	258,296
Ford Motor Co., 6.625%, 10/1/28	1,000,000	1,150,558
Home Depot, Inc. (The):
3.50%, 9/15/56	260,000	232,351
4.40%, 3/15/45	400,000	429,089
Mattel, Inc., 6.75%, 12/31/25 (a)(b)	170,000	166,634
Nordstrom, Inc.:
4.00%, 3/15/27	85,000	82,917
5.00%, 1/15/44	240,000	225,929

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT'D
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	190,512	187,940
Starbucks Corp., 3.75%, 12/1/47	632,000	609,999
Tapestry, Inc., 4.125%, 7/15/27	832,000	815,517
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (a)	116,160	118,048
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	550,000	534,926
Whirlpool Corp., 4.50%, 6/1/46	200,000	199,656
Wyndham Worldwide Corp., 4.50%, 4/1/27	1,000,000	994,487
		7,505,623

Consumer, Non-cyclical - 10.7%
AbbVie, Inc., 4.30%, 5/14/36	420,000	420,795
Amgen, Inc.:
4.40%, 5/1/45	200,000	200,155
4.663%, 6/15/51	559,000	579,892
Becton Dickinson and Co.:
3.70%, 6/6/27	825,000	797,512
4.669%, 6/6/47	160,000	162,980
Ecolab, Inc., 3.95%, 12/1/47 (a)	261,000	254,367
ERAC USA Finance LLC:
4.20%, 11/1/46 (a)	265,000	249,910
5.625%, 3/15/42 (a)	435,000	495,132
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (a)	250,000	250,279
JM Smucker Co. (The), 3.375%, 12/15/27	1,075,000	1,026,853
Johnson & Johnson:
3.55%, 3/1/36	200,000	197,957
4.375%, 12/5/33	200,000	219,308
Kaiser Foundation Hospitals, 3.15%, 5/1/27	319,000	308,910
Kraft Heinz Foods Co.:
3.00%, 6/1/26	350,000	323,437
4.375%, 6/1/46	1,275,000	1,166,177
5.20%, 7/15/45	500,000	509,186
Kroger Co. (The), 3.875%, 10/15/46	450,000	387,999
Massachusetts Institute of Technology, 3.959%, 7/1/38	250,000	266,014
MEDNAX, Inc., 5.25%, 12/1/23 (a)	200,000	201,500
Merck & Co., Inc., 3.70%, 2/10/45	400,000	390,504
PepsiCo, Inc., 4.60%, 7/17/45	365,000	396,303
Pfizer, Inc., 4.00%, 12/15/36	275,000	285,314
Zoetis, Inc., 4.70%, 2/1/43	210,000	225,532
		9,316,016

Energy - 1.2%
Oceaneering International, Inc.:
4.65%, 11/15/24	710,000	685,798
6.00%, 2/1/28	330,000	326,698
		1,012,496

6 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT'D
Financial - 29.4%
American Financial Group, Inc., 3.50%, 8/15/26	240,000	230,256
American Tower Corp., 3.375%, 10/15/26	850,000	800,485
Athene Holding Ltd., 4.125%, 1/12/28	804,000	772,519
Banco Santander S.A., 3.80%, 2/23/28	540,000	521,649
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28 (a)(c)	536,000	513,694
3.705% to 4/24/27, 4/24/28 (c)	190,000	186,918
3.824% to 1/20/27, 1/20/28 (c)	2,485,000	2,456,182
5.875% to 3/15/28 (c)(d)	450,000	453,401
6.10% to 3/17/25 (c)(d)	150,000	158,063
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (c)	1,461,000	1,385,934
BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33 (a)(c)	670,000	646,550
Capital One Financial Corp.:
3.75%, 7/28/26	665,000	633,927
4.20%, 10/29/25	200,000	198,379
CBL & Associates LP, 5.95%, 12/15/26 (b)	500,000	421,186
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27 (c)(d)	250,000	244,604
Chubb INA Holdings, Inc., 4.15%, 3/13/43	250,000	257,455
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28 (c)	600,000	585,237
3.887% to 1/10/27, 1/10/28 (c)	2,370,000	2,358,254
4.125%, 7/25/28	270,000	266,961
4.60%, 3/9/26	670,000	687,990
6.25%, 8/15/26 (c)(d)	175,000	185,063
Citizens Financial Group, Inc., 4.30%, 12/3/25	590,000	597,323
Credit Acceptance Corp.:
6.125%, 2/15/21	250,000	253,050
7.375%, 3/15/23	160,000	167,400
Crown Castle International Corp.:
3.65%, 9/1/27	312,000	297,662
4.45%, 2/15/26	340,000	345,531
4.75%, 5/15/47	385,000	388,824
Digital Realty Trust LP:
3.70%, 8/15/27	490,000	472,780
4.75%, 10/1/25	415,000	433,692
EPR Properties, 4.50%, 6/1/27	650,000	634,462
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28 (c)	1,800,000	1,745,889
MetLife, Inc.:
4.05%, 3/1/45	325,000	310,647
5.70%, 6/15/35	175,000	208,806
Morgan Stanley, 3.591% to 7/22/27, 7/22/28 (c)	2,280,000	2,206,429
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32 (a)(c)	600,000	573,323
Principal Financial Group, Inc., 4.625%, 9/15/42	450,000	466,069
Prudential Financial, Inc.:
3.935%, 12/7/49 (a)	484,000	455,392

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT'D
4.60%, 5/15/44	200,000	211,107
Simon Property Group LP, 4.25%, 11/30/46	255,000	252,606
Synchrony Financial, 3.95%, 12/1/27	700,000	662,822
UniCredit SpA, 5.861% to 6/19/27, 6/19/32 (a)(c)	450,000	457,970
Westpac Banking Corp., 4.322% to 11/23/26, 11/23/31 (c)	420,000	417,576
		25,524,067

Industrial - 4.2%
Illinois Tool Works, Inc., 3.90%, 9/1/42	355,000	362,878
Jabil, Inc., 3.95%, 1/12/28	340,000	330,065
Johnson Controls International plc, 4.625%, 7/2/44	550,000	569,777
Masco Corp.:
3.50%, 11/15/27	325,000	308,933
4.45%, 4/1/25	150,000	153,919
4.50%, 5/15/47	257,000	245,618
Nvent Finance S.a.r.l., 4.55%, 4/15/28 (a)	750,000	754,439
Owens Corning, 4.40%, 1/30/48	433,000	400,737
Xylem, Inc., 4.375%, 11/1/46	475,000	483,849
		3,610,215

Technology - 9.1%
Apple, Inc.:
3.00%, 6/20/27	313,000	301,884
3.45%, 2/9/45	350,000	323,188
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	500,000	483,090
Dell International LLC / EMC Corp.:
6.02%, 6/15/26 (a)	550,000	592,918
8.35%, 7/15/46 (a)	190,000	241,752
DXC Technology Co., 4.75%, 4/15/27	1,000,000	1,038,622
Fidelity National Information Services, Inc., 4.50%, 8/15/46	120,000	119,826
Microsoft Corp.:
3.95%, 8/8/56	530,000	527,202
4.45%, 11/3/45	785,000	869,598
Oracle Corp.:
4.00%, 7/15/46	480,000	475,638
4.125%, 5/15/45	650,000	655,712
Seagate HDD Cayman, 4.875%, 6/1/27	1,340,000	1,271,417
Western Digital Corp., 4.75%, 2/15/26	965,000	964,686
		7,865,533

Utilities - 5.1%
American Water Capital Corp.:
3.75%, 9/1/47	940,000	899,739
4.00%, 12/1/46	500,000	502,898
CMS Energy Corp., 3.00%, 5/15/26	500,000	479,797
Consolidated Edison Co. of New York, Inc.:
4.30%, 12/1/56	260,000	270,233

8 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT'D
4.50%, 12/1/45	100,000	107,434
Series C, 4.00%, 11/15/57	420,000	411,803
New York State Electric & Gas Corp., 3.25%, 12/1/26 (a)	820,000	799,518
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (a)	250,000	243,125
4.50%, 9/15/27 (a)	500,000	473,125
Terraform Global Operating LLC, 6.125%, 3/1/26 (a)	225,000	227,250
		4,414,922

Total Corporate Bonds (Cost $71,949,258)		70,681,533

U.S. TREASURY OBLIGATIONS - 4.2%
U.S. Treasury Bond, 2.75%, 8/15/47	1,230,000	1,173,217
U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/47 (e)	2,535,801	2,512,984

Total U.S. Treasury Obligations (Cost $3,768,334)		3,686,201

ASSET-BACKED SECURITIES - 5.9%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	423,834	434,121
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (a)	387,075	398,014
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47 (a)	423,938	427,736
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (a)	446,625	461,450
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 9/25/18, 9/25/20 (a)(f)	160,852	162,254
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (a)	500,000	508,218
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	382,097	382,905
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (a)	285,000	284,113
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (a)(f)	235,119	239,387
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	602,798	592,236
Wendys Funding LLC, Series 2015-1A, Class A23, 4.497%, 6/15/45 (a)	1,170,000	1,196,030

Total Asset-Backed Securities (Cost $5,011,598)		5,086,464

TAXABLE MUNICIPAL OBLIGATIONS - 3.4%
General Obligations - 1.4%
Massachusetts, Green Bonds, 3.277%, 6/1/46	1,300,000	1,227,590

Special Tax Revenue - 1.3%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (g)	1,000,000	1,127,580

Water and Sewer - 0.7%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	555,000	627,899

Total Taxable Municipal Obligations (Cost $2,948,377)		2,983,069

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.9%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.172%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (a)(h)	240,153	244,095
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class B1, 6.322%, (1 mo. USD LIBOR + 4.45%), 3/25/30 (h)	286,666	306,680
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C05, Class 1B1, 5.472%, (1 mo. USD LIBOR + 3.60%), 1/25/30 (h)	670,000	670,538
Series 2017-C06, Class 1B1, 6.022%, (1 mo. USD LIBOR + 4.15%), 2/25/30 (h)	240,000	252,208
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	214,915	208,541

Total Collateralized Mortgage-Backed Obligations (Cost $1,628,928)		1,682,062

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.1%
Federal National Mortgage Association, Series 2017-M13, Class A2, 2.939%, 9/25/27 (i)	1,000,000	977,919

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,008,419)		977,919

FLOATING RATE LOANS (j) - 0.0% (k)
Financial - 0.0% (k)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (l)(m)(n)	4,817	76

Total Floating Rate Loans (Cost $4,817)		76

TIME DEPOSIT - 0.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	481,108	481,108

Total Time Deposit (Cost $481,108)		481,108

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio	389,017	389,017

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $389,017)		389,017

Total Purchased Options (Cost $24,691) - 0.0% (k)		703

TOTAL INVESTMENTS (Cost $87,214,547) - 99.1%		85,968,152
Other assets and liabilities, net - 0.9% (k)		802,307
NET ASSETS - 100.0%		86,770,459

10 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $13,649,246, which represents 15.7% of the net assets of the Fund as of March 31, 2018.

(b) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $374,424.
(c) Security converts to floating rate after the indicated fixed-rate coupon period.
(d) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(e) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(f) Multi-step coupon security. The interest rate disclosed is that which is in effect on March 31, 2018.
(g) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(h) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.
(i) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2018.
(j) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(k) Amount is less than 0.05%.
(l) Restricted security. Total market value of restricted securities amounts to $76, which represents less than 0.05% of the net assets of the Fund as of March 31, 2018.
(m) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(n) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

PURCHASED PUT OPTIONS - 0.0% (k)
EXCHANGE-TRADED OPTIONS - 0.0% (k)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
U.S. 10-Year Treasury Note Futures 6/2018	45	$5,451,328	$119.00	4/20/18	$703

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra-Long Treasury Bond	62	Jun-18	$9,949,063	$351,841
Short:
U.S. Ultra 10-Year Treasury Note	(25)	Jun-18	($3,246,484)	($38,071)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	4,817
See notes to financial statements.

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT LONG-TERM INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $87,214,547) - including $374,424 of securities on loan	$85,968,152
Receivable for variation margin on open futures contracts	61,922
Receivable for capital shares sold	152,403
Interest receivable	871,718
Securities lending income receivable	820
Receivable from affiliate	20,550
Deposits at broker for futures contracts	182,182
Trustees' deferred compensation plan	58,781
Other assets	938
Total assets	87,317,466

LIABILITIES
Payable for capital shares redeemed	10,369
Deposits for securities loaned	389,017
Payable to affiliates:
Investment advisory fee	29,453
Administrative fee	8,836
Distribution and service fees	13,113
Sub-transfer agency fee	3,419
Trustees' deferred compensation plan	58,781
Accrued expenses	34,019
Total liabilities	547,007
NET ASSETS	$86,770,459

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$89,080,668
Accumulated undistributed net investment income	45,783
Accumulated net realized loss	(1,423,367)
Net unrealized depreciation	(932,625)
Total	$86,770,459

NET ASSET VALUE PER SHARE
Class A (based on net assets of $61,797,314 and 3,715,441 shares outstanding)	$16.63
Class I (based on net assets of $24,973,145 and 1,500,763 shares outstanding)	$16.64

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$17.28
* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements.

12 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT LONG-TERM INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Interest income	$1,739,298
Securities lending income, net	2,889
Total investment income	1,742,187

EXPENSES
Investment advisory fee	173,085
Administrative fee	51,926
Distribution and service fees:
Class A	85,306
Trustees' fees and expenses	1,045
Custodian fees	16,815
Transfer agency fees and expenses	58,239
Accounting fees	9,340
Professional fees	16,209
Registration fees	22,279
Reports to shareholders	9,424
Miscellaneous	9,059
Total expenses	452,727
Waiver and/or reimbursement of expenses by affiliate	(87,399)
Reimbursement of expenses-other	(938)
Net expenses	364,390
Net investment income	1,377,797

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	274,985
Futures contracts	(346,104)
(71,119)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(2,744,227)
Futures contracts	341,140
(2,403,087)

Net realized and unrealized loss	(2,474,206)

Net decrease in net assets resulting from operations	($1,096,409)
See notes to financial statements.

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT LONG-TERM INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$1,377,797	$2,719,920
Net realized loss	(71,119)	(1,236,343)
Net change in unrealized appreciation (depreciation)	(2,403,087)	(1,064,012)
Net increase (decrease) in net assets resulting from operations	(1,096,409)	419,565

Distributions to shareholders from:
Net investment income:
Class A shares	(1,012,555)	(2,401,625)
Class I shares	(320,037)	(315,903)
Net realized gain:
Class A shares	—	(2,949,061)
Class I shares	—	(87,936)
Total distributions to shareholders	(1,332,592)	(5,754,525)

Capital share transactions:
Class A shares	(16,744,420)	(3,700,463)
Class I shares	12,760,588	12,450,914
Net increase (decrease) in net assets from capital share transactions	(3,983,832)	8,750,451

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,412,833)	3,415,491

NET ASSETS
Beginning of period	93,183,292	89,767,801
End of period (including accumulated undistributed net investment income of $45,783 and $578, respectively)	$86,770,459	$93,183,292
See notes to financial statements.

14 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT LONG-TERM INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017	2016	2015	2014	2013
Net asset value, beginning	$17.10		$18.22	$16.59	$17.21	$16.31	$18.89
Income from investment operations:
Net investment income (a)	0.26		0.53	0.49	0.47	0.54	0.54
Net realized and unrealized gain (loss)	(0.47)		(0.49)	1.63	(0.23)	1.25	(1.47)
Total from investment operations	(0.21)		0.04	2.12	0.24	1.79	(0.93)
Distributions from:
Net investment income	(0.26)		(0.53)	(0.49)	(0.48)	(0.55)	(0.55)
Net realized gain	—		(0.63)	—	(0.38)	(0.34)	(1.10)
Total distributions	(0.26)		(1.16)	(0.49)	(0.86)	(0.89)	(1.65)
Total increase (decrease) in net asset value	(0.47)		(1.12)	1.63	(0.62)	0.90	(2.58)
Net asset value, ending	$16.63		$17.10	$18.22	$16.59	$17.21	$16.31
Total return (b)	(1.26%)	(c)	0.63%	13.00%	1.25%	11.36%	(5.42%)
Ratios to average net assets: (d)
Total expenses	1.10%	(e)	1.12%	1.15%	1.29%	1.27%	1.28%
Net expenses	0.92%	(e)	1.02%	1.12%	1.25%	1.25%	1.25%
Net investment income	3.10%	(e)	3.14%	2.83%	2.74%	3.26%	3.03%
Portfolio turnover	40%	(c)	86%	244%	290%	289%	272%
Net assets, ending (in thousands)	$61,797		$80,060	$89,470	$78,792	$82,489	$112,979

(a) Computed using average shares outstanding.
(b) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(c) Not annualized.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT LONG-TERM INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,		Period Ended September 30,
CLASS I SHARES			2017	2016	2015(a)
Net asset value, beginning	$17.11		$18.22	$16.59	$18.35
Income from investment operations:
Net investment income (b)	0.29		0.61	0.59	0.40
Net realized and unrealized gain (loss)	(0.48)		(0.48)	1.63	(1.79)
Total from investment operations	(0.19)		0.13	2.22	(1.39)
Distributions from:
Net investment income	(0.28)		(0.61)	(0.59)	(0.37)
Net realized gain	—		(0.63)	—	—
Total distributions	(0.28)		(1.24)	(0.59)	(0.37)
Total increase (decrease) in net asset value	(0.47)		(1.11)	1.63	(1.76)
Net asset value, ending	$16.64		$17.11	$18.22	$16.59
Total return (c)	(1.14%)	(d)	1.17%	13.65%	(7.60%)
Ratios to average net assets: (e)
Total expenses	0.85%	(f)	0.93%	19.58%	167.76%	(f)
Net expenses	0.55%	(f)	0.55%	0.55%	0.55%	(f)
Net investment income	3.49%	(f)	3.60%	3.36%	3.57%	(f)
Portfolio turnover	40%	(d)	86%	244%	290%
Net assets, ending (in thousands)	$24,973		$13,124	$298	$25

(a) From January 30, 2015 inception.
(b) Computed using average shares outstanding.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

16 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Long-Term Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities. The Fund invests primarily in investment grade, U.S. dollar denominated securities.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.

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Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$70,681,533	$—	$70,681,533
U.S. Treasury Obligations	—	3,686,201	—	3,686,201
Asset-Backed Securities	—	5,086,464	—	5,086,464
Taxable Municipal Obligations	—	2,983,069	—	2,983,069
Collateralized Mortgage-Backed Obligations	—	1,682,062	—	1,682,062
U.S. Government Agency Mortgage-Backed Securities	—	977,919	—	977,919
Floating Rate Loans	—	—	76	76
Time Deposit	—	481,108	—	481,108
Short Term Investment of Cash Collateral for Securities Loaned	389,017	—	—	389,017
Purchased Put Options	703	—	—	703
Total Investments	$389,720	$85,578,356	$76	$85,968,152

Derivative Instruments - Assets
Futures Contracts(2)	$351,841	$—	$—	$351,841

Derivative Instruments - Liabilities
Futures Contracts(2)	$(38,071)	$—	$—	$(38,071)
(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.

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B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund earns certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Floating Rate Loans: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Options Contracts: Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
G. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
H. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

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I. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
K. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
L. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended March 31, 2018, the investment advisory fee amounted to $173,085.
CRM has agreed to reimburse the Fund's expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.92% and 0.55% for Class A and Class I, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $86,377.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. CRM contractually waived 0.02% of the administrative fee through January 31, 2018 for Class I. For the six months ended March 31, 2018, CRM was paid administrative fees of $51,926, of which $1,022 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $85,306 for Class A shares.
The Fund was informed that EVD received $2,500 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $6,186 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees.

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The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $938, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, and including paydowns, were $23,546,058 and $18,437,407, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $10,694,171 and $21,033,216, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$87,214,585
Gross unrealized appreciation	$1,110,419
Gross unrealized depreciation	(2,043,082)
Net unrealized appreciation (depreciation)	($932,663)
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts and options on futures contracts outstanding at March 31, 2018 is included in the Schedule of Investments. During the six months ended March 31, 2018, the Fund used futures contracts and options on futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
At March 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Interest rate	Futures contracts	Net unrealized depreciation	$351,841	*	($38,071)	*
Interest rate	Purchased options	Investments in unaffiliated securities, at value	$703		$—
Total			$352,544		($38,071)
* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2018 was as follows:

Statement of Operations Caption	Interest rate
Net realized gain (loss) on:
Investment securities	$96,182
Futures contracts	($346,104)
Total	($249,922)
Net change in unrealized appreciation (depreciation) on:
Investment securities	($23,988)
Futures contracts	$341,140
Total	$317,152
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2018 was approximately $6,409,000 and $1,777,000, respectively. The average number of purchased options contracts outstanding during the six months ended March 31, 2018 was 41 contracts.
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2018, the total value of securities on loan, including accrued interest, was $381,167 and the total value of collateral received was $389,017, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$389,017	$—	$—	$—	$389,017
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.

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NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2018. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.
NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,034,852	$17,604,117	2,117,554	$35,797,442
Reinvestment of distributions	55,546	939,153	301,358	4,982,612
Shares redeemed	(2,055,901)	(35,287,690)	(2,649,038)	(44,480,517)
Net decrease	(965,503)	($16,744,420)	(230,126)	($3,700,463)

Class I
Shares sold	1,187,739	$20,497,968	864,278	$14,368,012
Reinvestment of distributions	18,758	316,199	24,201	403,839
Shares redeemed	(472,870)	(8,053,579)	(137,699)	(2,320,937)
Net increase	733,627	$12,760,588	750,780	$12,450,914

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BOARD OF TRUSTEES' CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Long-Term Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had underperformed the median of its peer universe and its Lipper benchmark index for the one-year period ended September 30, 2017 and outperformed the median of its peer universe and its Lipper benchmark index for the three- and five-year periods ended September 30, 2017. The Board took into account management’s discussion of the Fund’s recent performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were at the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

26 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND TRUSTEES

Officers of Calvert Long-Term Income Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Long-Term Income Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 27

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

28 www.calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT LONG-TERM INCOME FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24182 3.31.2018

Calvert Ultra-Short Duration Income Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
23	Board of Trustees’ Contract Approval
26	Officers and Trustees
27	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/2006	10/31/2006	0.50%	1.23%	0.95%	1.97%
Class A with 1.25% Maximum Sales Charge	—	—	-0.77	-0.05	0.69	1.84
Class I at NAV	01/31/2014	10/31/2006	0.63	1.52	1.23	2.11
Class R6 at NAV	10/03/2017	10/31/2006	0.71	1.60	1.24	2.12

Bloomberg Barclays 9-12 Months Short Treasury Index	—	—	0.39%	0.83%	0.46%	0.71%

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Class R6
Gross				0.81%	0.47%	0.47%
Net				0.77	0.47	0.47

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[4]

Corporate Bonds	56.1%
Asset-Backed Securities	31.7%
Collateralized Mortgage-Backed Obligations	8.7%
Commercial Mortgage-Backed Securities	2.7%
Time Deposit	0.8%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes, and bonds with a maturity between nine and twelve months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018) for Class A and Class I and (October 3, 2017 to March 31, 2018) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual*
Class A	$1,000.00	$1,005.00	$3.80**	0.76%
Class I	$1,000.00	$1,006.30	$2.50**	0.50%
Class R6	$1,000.00	$1,006.40	$2.35**	0.47%
Hypothetical***
(5% return per year before expenses)
Class A	$1,000.00	$1,021.14	$3.83**	0.76%
Class I	$1,000.00	$1,022.44	$2.52**	0.50%
Class R6	$1,000.00	$1,022.59	$2.37**	0.47%

* Class R6 had not commenced operations on October 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 180/365 for Class R6 (to reflect the period from the commencement of operations on October 3, 2017 to March 31, 2018). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017 (October 3, 2017 for Class R6).

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
*** Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017 (October 3, 2017 for Class R6).

4 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 56.3%
Communications - 5.4%
AT&T, Inc.:
2.672%, (3 mo. USD LIBOR + 0.95%), 7/15/21 (a)	5,000,000	5,055,273
2.723%, (3 mo. USD LIBOR + 0.89%), 2/14/23 (a)	6,535,000	6,630,155
3.232%, (3 mo. USD LIBOR + 0.93%), 6/30/20 (a)	7,000,000	7,075,926
BellSouth LLC, 4.285% to 4/26/18, 4/26/21 (b)(e)	5,800,000	5,806,604
DISH DBS Corp., 4.25%, 4/1/18	1,625,000	1,625,000
eBay, Inc., 2.253%, (3 mo. USD LIBOR + 0.48%), 8/1/19 (a)	12,142,000	12,164,260
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (b)	875,000	871,719
Verizon Communications, Inc.:
2.454%, (3 mo. USD LIBOR + 0.55%), 5/22/20 (a)	8,000,000	8,036,771
3.145%, (3 mo. USD LIBOR + 1.00%), 3/16/22 (a)	6,000,000	6,118,080
		53,383,788

Consumer, Cyclical - 5.7%
CVS Health Corp.:
2.687%, (3 mo. USD LIBOR + 0.63%), 3/9/20 (a)	10,589,000	10,631,705
2.777%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (a)	4,456,000	4,491,370
3.125%, 3/9/20	3,808,000	3,817,186
Ford Motor Credit Co. LLC:
2.717%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (a)	12,000,000	12,079,697
2.835%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (a)	900,000	900,197
2.861%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (a)	16,525,000	16,614,416
2.901%, (3 mo. USD LIBOR + 0.83%), 3/12/19 (a)	6,000,000	6,017,211
Lennar Corp., 4.50%, 11/15/19	2,005,000	2,027,556
		56,579,338

Consumer, Non-cyclical - 3.7%
Becton Dickinson and Co.:
2.133%, 6/6/19	4,000,000	3,955,575
2.944%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (a)	13,104,000	13,119,639
Kraft Heinz Foods Co.:
2.22%, (3 mo. USD LIBOR + 0.42%), 8/9/19 (a)	4,300,000	4,302,666
2.381%, (3 mo. USD LIBOR + 0.57%), 2/10/21 (a)	7,120,000	7,103,463
2.631%, (3 mo. USD LIBOR + 0.82%), 8/10/22 (a)	3,000,000	3,023,451
Mondelez International, Inc., 2.293%, (3 mo. USD LIBOR + 0.52%), 2/1/19 (a)	3,618,000	3,628,075
Mondelez International Holdings Netherlands BV, 2.37%, (3 mo. USD LIBOR + 0.61%), 10/28/19 (a)(b)	2,000,000	2,003,165
		37,136,034

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Financial - 28.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	6,524,000	6,566,192
Ally Financial, Inc.:
3.50%, 1/27/19	15,530,000	15,588,238
3.60%, 5/21/18	900,000	901,125
4.75%, 9/10/18	7,144,000	7,216,869
Banco Santander S.A., 3.01%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (a)	3,330,000	3,359,337
Bank of America Corp.:
2.125%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (a)	6,933,000	6,899,748
2.405%, (3 mo. USD LIBOR + 0.66%), 7/21/21 (a)	17,450,000	17,511,912
2.815%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (a)	14,950,000	14,887,554
2.925%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (a)	4,000,000	4,063,637
2.958%, (3 mo. USD LIBOR + 0.65%), 10/1/21 (a)	4,500,000	4,512,622
Bank of Montreal, 2.565%, (3 mo. USD LIBOR + 0.44%), 6/15/20 (a)	15,000,000	15,040,838
Capital One Financial Corp.:
2.487%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (a)	7,084,000	7,037,410
2.571%, (3 mo. USD LIBOR + 0.76%), 5/12/20 (a)	5,000,000	5,016,152
Capital One NA:
2.611%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (a)	4,380,000	4,389,327
2.854%, (3 mo. USD LIBOR + 0.765%), 9/13/19 (a)	15,000,000	15,064,372
CIT Group, Inc., 3.875%, 2/19/19 (c)	6,566,000	6,613,604
Citibank NA, 2.571%, (3 mo. USD LIBOR + 0.50%), 6/12/20 (a)	11,600,000	11,667,972
Citigroup, Inc.:
3.063%, (3 mo. USD LIBOR + 1.31%), 10/26/20 (a)	5,000,000	5,107,079
3.117%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (a)	5,000,000	5,072,780
Citizens Bank NA:
2.514%, (3 mo. USD LIBOR + 0.57%), 5/26/20 (a)	3,000,000	3,007,484
2.557%, (3 mo. USD LIBOR + 0.54%), 3/2/20 (a)	3,750,000	3,754,652
Citizens Financial Group, Inc., 5.158% to 6/29/18, 6/29/23 (d)	1,540,000	1,550,441
Commonwealth Bank of Australia:
2.521%, (3 mo. USD LIBOR + 0.45%), 3/10/20 (a)(b)	10,000,000	10,020,374
2.578%, (3 mo. USD LIBOR + 0.40%), 9/18/20 (a)(b)	7,000,000	7,005,308
Discover Bank, 2.60%, 11/13/18	7,321,000	7,319,750
Goldman Sachs Group, Inc. (The), 3.022%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (a)	15,673,000	15,751,163
Huntington National Bank (The), 2.20%, 4/1/19	4,000,000	3,973,124
iStar, Inc., 5.00%, 7/1/19	1,691,000	1,697,417
Morgan Stanley:
2.295%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (a)	15,575,000	15,587,772
2.633%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (a)	26,410,000	26,493,496
Prudential Financial, Inc., 8.875% to 6/15/18, 6/15/38 (d)	7,196,000	7,276,955
Synchrony Financial, 2.60%, 1/15/19	13,475,000	13,446,757
Westpac Banking Corp.:
2.106%, (3 mo. USD LIBOR + 0.57%), 1/11/23 (a)	3,500,000	3,490,210
2.455%, (3 mo. USD LIBOR + 0.43%), 3/6/20 (a)	4,000,000	4,016,744
3.005%, (3 mo. USD LIBOR + 0.71%), 6/28/22 (a)	5,000,000	5,041,426
		285,949,841

www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Industrial - 1.3%
CNH Industrial Capital LLC, 3.375%, 7/15/19	5,138,000	5,138,000
Pentair Finance S.a.r.l., 2.90%, 9/15/18	7,814,000	7,816,527
		12,954,527

Technology - 10.5%
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (b)	11,000,000	11,052,129
4.42%, 6/15/21 (b)	1,870,000	1,919,228
DXC Technology Co., 2.956%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (a)	24,000,000	24,029,808
EMC Corp., 1.875%, 6/1/18	17,787,000	17,736,190
Hewlett Packard Enterprise Co.:
2.85%, 10/5/18	24,668,000	24,696,347
3.626%, (3 mo. USD LIBOR + 1.93%), 10/5/18 (a)	1,000,000	1,008,893
NXP BV / NXP Funding LLC, 3.75%, 6/1/18 (b)	10,995,000	11,023,037
Seagate HDD Cayman, 3.75%, 11/15/18	12,083,000	12,161,389
		103,627,021

Utilities - 0.9%
WGL Holdings, Inc., 2.384%, (3 mo. USD LIBOR + 0.40%), 11/29/19 (a)	8,400,000	8,385,684

Total Corporate Bonds (Cost $557,519,312)		558,016,233

ASSET-BACKED SECURITIES - 31.8%
Automobile - 9.9%
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-1A, Class A, 1.92%, 9/20/19 (b)	24,475,000	24,431,124
Series 2013-2A, Class A, 2.97%, 2/20/20 (b)	10,595,000	10,609,042
Series 2014-1A, Class A, 2.46%, 7/20/20 (b)	12,565,000	12,519,643
CarFinance Capital Auto Trust:
Series 2014-2A, Class A, 1.44%, 11/16/20 (b)	86,510	86,468
Series 2015-1A, Class A, 1.75%, 6/15/21 (b)	1,279,584	1,276,593
Chesapeake Funding II LLC:
Series 2017-3A, Class A2, 2.117%, (1 mo. USD LIBOR + 0.34%), 8/15/29 (a)(b)	7,940,000	7,947,195
Series 2017-4A, Class A1, 2.12%, 11/15/29 (b)	6,400,000	6,324,082
Enterprise Fleet Financing LLC:
Series 2016-1, Class A2, 1.83%, 9/20/21 (b)	5,544,035	5,530,322
Series 2017-3, Class A2, 2.13%, 5/22/23 (b)	2,000,000	1,980,621
Hertz Fleet Lease Funding LP:
Series 2017-1, Class A1, 2.231%, (1 mo. USD LIBOR + 0.65%), 4/10/31 (a)(b)	8,250,000	8,262,132
Series 2017-1, Class A2, 2.13%, 4/10/31 (b)	675,000	670,563
OneMain Direct Auto Receivables Trust:
Series 2016-1A, Class A, 2.04%, 1/15/21 (b)	257,421	257,273

6 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Series 2017-2A, Class A, 2.31%, 12/14/21 (b)	3,000,000	2,978,927
OSCAR US Funding Trust VII LLC, Series 2017-2A, Class A2B, 2.39%, (1 mo. USD LIBOR + 0.65%), 11/10/20 (a)(b)	8,500,000	8,513,863
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (b)	7,252,114	7,238,781
		98,626,629

Consumer Loan - 13.5%
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41%, 3/15/21 (b)	2,280,490	2,279,643
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (b)	9,275,950	9,319,097
Series 2015-PM2, Class B, 4.00%, 3/15/22 (b)	43,349	43,370
Series 2015-PM3, Class B, 4.31%, 5/16/22 (b)	630,178	631,333
Conn Funding II LP:
Series 2017-A, Class A, 2.73%, 7/15/19 (b)	939,551	939,505
Series 2017-A, Class B, 5.11%, 2/15/20 (b)	5,000,000	5,040,497
Series 2017-B, Class A, 2.73%, 7/15/20 (b)	5,092,859	5,084,869
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class A, 2.39%, 4/17/23 (b)	678,309	678,178
Series 2017-P1, Class A, 2.42%, 9/15/23 (b)	8,059,605	8,040,462
Series 2017-P2, Class A, 2.61%, 1/15/24 (b)	2,917,062	2,908,661
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (b)	16,275,129	16,330,633
Series 2015-2A, Class A, 2.57%, 7/18/25 (b)	5,699,414	5,698,828
Series 2016-1A, Class A, 3.66%, 2/20/29 (b)	400,000	403,868
Series 2016-2A, Class A, 4.10%, 3/20/28 (b)	15,720,615	15,852,582
Series 2017-1A, Class A2, 2.565%, (1 mo. USD LIBOR + 0.80%), 9/14/32 (a)(b)	4,150,000	4,163,973
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (b)	15,695,924	15,705,494
Series 2017-2A, Class A, 2.41%, 9/15/23 (b)	8,057,849	8,040,555
Series 2017-2A, Class B, 3.48%, 9/15/23 (b)	14,500,000	14,475,489
Series 2017-3A, Class A, 2.36%, 11/15/23 (b)	18,565,735	18,498,079
		134,135,116

Other - 7.1%
Dell Equipment Finance Trust, Series 2017-2, Class A2A, 1.97%, 2/24/20 (b)	2,250,000	2,239,992
DLL Securitization Trust, Series 2017-A, Class A2, 1.89%, 7/15/20 (b)	3,500,000	3,481,080
Invitation Homes Trust:
Series 2017-SFR2, Class A, 2.658%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (a)(b)	1,971,950	1,990,240
Series 2017-SFR2, Class B, 2.958%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (a)(b)	1,006,000	1,012,787
Series 2018-SFR1, Class A, 2.508%, (1 mo. USD LIBOR + 0.70%), 3/17/37 (a)(b)	1,681,914	1,690,331
NextGear Floorplan Master Owner Trust:
Series 2015-2A, Class A, 2.38%, 10/15/20 (b)	10,350,000	10,340,357
Series 2017-2A, Class A1, 2.457%, (1 mo. USD LIBOR + 0.68%), 10/17/22 (a)(b)	1,250,000	1,254,863
Progress Residential Trust:
Series 2016-SFR1, Class C, 4.308%, (1 mo. USD LIBOR + 2.50%), 9/17/33 (a)(b)	1,850,000	1,872,842
Series 2016-SFR1, Class D, 4.558%, (1 mo. USD LIBOR + 2.75%), 9/17/33 (a)(b)	8,900,000	9,018,016
Series 2016-SFR1, Class E, 5.658%, (1 mo. USD LIBOR + 3.85%), 9/17/33 (a)(b)	2,000,000	2,033,352

www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (b)	374,141	373,222
Series 2014-1A, Class A, 2.07%, 3/20/30 (b)	1,025,259	1,021,547
Series 2014-1A, Class B, 2.42%, 3/20/30 (b)	247,647	246,475
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (b)	26,645,000	26,439,023
Volvo Financial Equipment LLC, Series 2018-1A, Class A2, 2.26%, 9/15/20 (b)	7,575,000	7,556,696
		70,570,823

Student Loan - 1.3%
Social Professional Loan Program LLC:
Series 2014-A, Class A1, 3.472%, (1 mo. USD LIBOR + 1.60%), 6/25/25 (a)(b)	1,625,749	1,646,640
Series 2014-B, Class A1, 3.122%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (a)(b)	914,374	925,283
Series 2015-A, Class A1, 3.072%, (1 mo. USD LIBOR + 1.20%), 3/25/33 (a)(b)	1,026,271	1,038,232
Series 2016-B, Class A1, 3.072%, (1 mo. USD LIBOR + 1.20%), 6/25/33 (a)(b)	522,374	530,122
Series 2016-B, Class A2A, 1.68%, 3/25/31 (b)	804,496	803,135
Series 2016-C, Class A2A, 1.48%, 5/26/31 (b)	754,087	750,652
Series 2016-E, Class A2A, 1.63%, 1/25/36 (b)	6,970,411	6,927,118
		12,621,182

Total Asset-Backed Securities (Cost $316,570,526)		315,953,750

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 8.7%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.172%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (a)(b)	5,496,633	5,586,849
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA1, Class M1, 3.072%, (1 mo. USD LIBOR + 1.20%), 7/25/29 (a)	2,803,048	2,834,161
Series 2017-DNA2, Class M1, 3.072%, (1 mo. USD LIBOR + 1.20%), 10/25/29 (a)	4,898,036	4,961,080
Series 2017-HQA1, Class M1, 3.072%, (1 mo. USD LIBOR + 1.20%), 8/25/29 (a)	2,752,087	2,779,385
Series 2018-DNA1, Class M1, 2.322%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (a)	13,694,969	13,641,899
Series 2018-HQA1, Class M2, 4.154%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (a)	2,000,000	2,006,402
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 2M2, 4.472%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (a)	4,730,369	5,015,319
Series 2014-C03, Class 2M2, 4.772%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (a)	10,659,129	11,391,423
Series 2014-C04, Class 1M2, 6.772%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (a)	8,801,544	10,077,504
Series 2016-C03, Class 2M1, 4.072%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (a)	1,385,694	1,394,360
Series 2016-C07, Class 2M1, 3.172%, (1 mo. USD LIBOR + 1.30%), 5/25/29 (a)	4,528,331	4,557,960
Series 2017-C01, Class 1M1, 3.172%, (1 mo. USD LIBOR + 1.30%), 7/25/29 (a)	5,597,439	5,655,545
Series 2017-C05, Class 1M1, 2.422%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (a)	9,265,788	9,266,526
Series 2018-C02, Class 2M1, 2.522%, (1 mo. USD LIBOR + 0.65%), 8/25/30 (a)	2,397,886	2,403,772
Motel 6 Trust, Series 2017-MTL6, Class A, 2.697%, (1 mo. USD LIBOR + 0.92%), 8/15/34 (a)(b)	4,938,255	4,961,091

Total Collateralized Mortgage-Backed Obligations (Cost $86,238,465)		86,533,276

8 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Financial - 28.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	6,524,000	6,566,192
Ally Financial, Inc.:
3.50%, 1/27/19	15,530,000	15,588,238
3.60%, 5/21/18	900,000	901,125
4.75%, 9/10/18	7,144,000	7,216,869
Banco Santander S.A., 3.01%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (a)	3,330,000	3,359,337
Bank of America Corp.:
2.125%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (a)	6,933,000	6,899,748
2.405%, (3 mo. USD LIBOR + 0.66%), 7/21/21 (a)	17,450,000	17,511,912
2.815%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (a)	14,950,000	14,887,554
2.925%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (a)	4,000,000	4,063,637
2.958%, (3 mo. USD LIBOR + 0.65%), 10/1/21 (a)	4,500,000	4,512,622
Bank of Montreal, 2.565%, (3 mo. USD LIBOR + 0.44%), 6/15/20 (a)	15,000,000	15,040,838
Capital One Financial Corp.:
2.487%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (a)	7,084,000	7,037,410
2.571%, (3 mo. USD LIBOR + 0.76%), 5/12/20 (a)	5,000,000	5,016,152
Capital One NA:
2.611%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (a)	4,380,000	4,389,327
2.854%, (3 mo. USD LIBOR + 0.765%), 9/13/19 (a)	15,000,000	15,064,372
CIT Group, Inc., 3.875%, 2/19/19 (c)	6,566,000	6,613,604
Citibank NA, 2.571%, (3 mo. USD LIBOR + 0.50%), 6/12/20 (a)	11,600,000	11,667,972
Citigroup, Inc.:
3.063%, (3 mo. USD LIBOR + 1.31%), 10/26/20 (a)	5,000,000	5,107,079
3.117%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (a)	5,000,000	5,072,780
Citizens Bank NA:
2.514%, (3 mo. USD LIBOR + 0.57%), 5/26/20 (a)	3,000,000	3,007,484
2.557%, (3 mo. USD LIBOR + 0.54%), 3/2/20 (a)	3,750,000	3,754,652
Citizens Financial Group, Inc., 5.158% to 6/29/18, 6/29/23 (d)	1,540,000	1,550,441
Commonwealth Bank of Australia:
2.521%, (3 mo. USD LIBOR + 0.45%), 3/10/20 (a)(b)	10,000,000	10,020,374
2.578%, (3 mo. USD LIBOR + 0.40%), 9/18/20 (a)(b)	7,000,000	7,005,308
Discover Bank, 2.60%, 11/13/18	7,321,000	7,319,750
Goldman Sachs Group, Inc. (The), 3.022%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (a)	15,673,000	15,751,163
Huntington National Bank (The), 2.20%, 4/1/19	4,000,000	3,973,124
iStar, Inc., 5.00%, 7/1/19	1,691,000	1,697,417
Morgan Stanley:
2.295%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (a)	15,575,000	15,587,772
2.633%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (a)	26,410,000	26,493,496
Prudential Financial, Inc., 8.875% to 6/15/18, 6/15/38 (d)	7,196,000	7,276,955
Synchrony Financial, 2.60%, 1/15/19	13,475,000	13,446,757
Westpac Banking Corp.:
2.106%, (3 mo. USD LIBOR + 0.57%), 1/11/23 (a)	3,500,000	3,490,210
2.455%, (3 mo. USD LIBOR + 0.43%), 3/6/20 (a)	4,000,000	4,016,744
3.005%, (3 mo. USD LIBOR + 0.71%), 6/28/22 (a)	5,000,000	5,041,426
		285,949,841

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Industrial - 1.3%
CNH Industrial Capital LLC, 3.375%, 7/15/19	5,138,000	5,138,000
Pentair Finance S.a.r.l., 2.90%, 9/15/18	7,814,000	7,816,527
		12,954,527

Technology - 10.5%
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (b)	11,000,000	11,052,129
4.42%, 6/15/21 (b)	1,870,000	1,919,228
DXC Technology Co., 2.956%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (a)	24,000,000	24,029,808
EMC Corp., 1.875%, 6/1/18	17,787,000	17,736,190
Hewlett Packard Enterprise Co.:
2.85%, 10/5/18	24,668,000	24,696,347
3.626%, (3 mo. USD LIBOR + 1.93%), 10/5/18 (a)	1,000,000	1,008,893
NXP BV / NXP Funding LLC, 3.75%, 6/1/18 (b)	10,995,000	11,023,037
Seagate HDD Cayman, 3.75%, 11/15/18	12,083,000	12,161,389
		103,627,021

Utilities - 0.9%
WGL Holdings, Inc., 2.384%, (3 mo. USD LIBOR + 0.40%), 11/29/19 (a)	8,400,000	8,385,684

Total Corporate Bonds (Cost $557,519,312)		558,016,233

ASSET-BACKED SECURITIES - 31.8%
Automobile - 9.9%
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-1A, Class A, 1.92%, 9/20/19 (b)	24,475,000	24,431,124
Series 2013-2A, Class A, 2.97%, 2/20/20 (b)	10,595,000	10,609,042
Series 2014-1A, Class A, 2.46%, 7/20/20 (b)	12,565,000	12,519,643
CarFinance Capital Auto Trust:
Series 2014-2A, Class A, 1.44%, 11/16/20 (b)	86,510	86,468
Series 2015-1A, Class A, 1.75%, 6/15/21 (b)	1,279,584	1,276,593
Chesapeake Funding II LLC:
Series 2017-3A, Class A2, 2.117%, (1 mo. USD LIBOR + 0.34%), 8/15/29 (a)(b)	7,940,000	7,947,195
Series 2017-4A, Class A1, 2.12%, 11/15/29 (b)	6,400,000	6,324,082
Enterprise Fleet Financing LLC:
Series 2016-1, Class A2, 1.83%, 9/20/21 (b)	5,544,035	5,530,322
Series 2017-3, Class A2, 2.13%, 5/22/23 (b)	2,000,000	1,980,621
Hertz Fleet Lease Funding LP:
Series 2017-1, Class A1, 2.231%, (1 mo. USD LIBOR + 0.65%), 4/10/31 (a)(b)	8,250,000	8,262,132
Series 2017-1, Class A2, 2.13%, 4/10/31 (b)	675,000	670,563
OneMain Direct Auto Receivables Trust:
Series 2016-1A, Class A, 2.04%, 1/15/21 (b)	257,421	257,273

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Series 2017-2A, Class A, 2.31%, 12/14/21 (b)	3,000,000	2,978,927
OSCAR US Funding Trust VII LLC, Series 2017-2A, Class A2B, 2.39%, (1 mo. USD LIBOR + 0.65%), 11/10/20 (a)(b)	8,500,000	8,513,863
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (b)	7,252,114	7,238,781
		98,626,629

Consumer Loan - 13.5%
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41%, 3/15/21 (b)	2,280,490	2,279,643
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (b)	9,275,950	9,319,097
Series 2015-PM2, Class B, 4.00%, 3/15/22 (b)	43,349	43,370
Series 2015-PM3, Class B, 4.31%, 5/16/22 (b)	630,178	631,333
Conn Funding II LP:
Series 2017-A, Class A, 2.73%, 7/15/19 (b)	939,551	939,505
Series 2017-A, Class B, 5.11%, 2/15/20 (b)	5,000,000	5,040,497
Series 2017-B, Class A, 2.73%, 7/15/20 (b)	5,092,859	5,084,869
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class A, 2.39%, 4/17/23 (b)	678,309	678,178
Series 2017-P1, Class A, 2.42%, 9/15/23 (b)	8,059,605	8,040,462
Series 2017-P2, Class A, 2.61%, 1/15/24 (b)	2,917,062	2,908,661
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (b)	16,275,129	16,330,633
Series 2015-2A, Class A, 2.57%, 7/18/25 (b)	5,699,414	5,698,828
Series 2016-1A, Class A, 3.66%, 2/20/29 (b)	400,000	403,868
Series 2016-2A, Class A, 4.10%, 3/20/28 (b)	15,720,615	15,852,582
Series 2017-1A, Class A2, 2.565%, (1 mo. USD LIBOR + 0.80%), 9/14/32 (a)(b)	4,150,000	4,163,973
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (b)	15,695,924	15,705,494
Series 2017-2A, Class A, 2.41%, 9/15/23 (b)	8,057,849	8,040,555
Series 2017-2A, Class B, 3.48%, 9/15/23 (b)	14,500,000	14,475,489
Series 2017-3A, Class A, 2.36%, 11/15/23 (b)	18,565,735	18,498,079
		134,135,116

Other - 7.1%
Dell Equipment Finance Trust, Series 2017-2, Class A2A, 1.97%, 2/24/20 (b)	2,250,000	2,239,992
DLL Securitization Trust, Series 2017-A, Class A2, 1.89%, 7/15/20 (b)	3,500,000	3,481,080
Invitation Homes Trust:
Series 2017-SFR2, Class A, 2.658%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (a)(b)	1,971,950	1,990,240
Series 2017-SFR2, Class B, 2.958%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (a)(b)	1,006,000	1,012,787
Series 2018-SFR1, Class A, 2.508%, (1 mo. USD LIBOR + 0.70%), 3/17/37 (a)(b)	1,681,914	1,690,331
NextGear Floorplan Master Owner Trust:
Series 2015-2A, Class A, 2.38%, 10/15/20 (b)	10,350,000	10,340,357
Series 2017-2A, Class A1, 2.457%, (1 mo. USD LIBOR + 0.68%), 10/17/22 (a)(b)	1,250,000	1,254,863
Progress Residential Trust:
Series 2016-SFR1, Class C, 4.308%, (1 mo. USD LIBOR + 2.50%), 9/17/33 (a)(b)	1,850,000	1,872,842
Series 2016-SFR1, Class D, 4.558%, (1 mo. USD LIBOR + 2.75%), 9/17/33 (a)(b)	8,900,000	9,018,016
Series 2016-SFR1, Class E, 5.658%, (1 mo. USD LIBOR + 3.85%), 9/17/33 (a)(b)	2,000,000	2,033,352

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (b)	374,141	373,222
Series 2014-1A, Class A, 2.07%, 3/20/30 (b)	1,025,259	1,021,547
Series 2014-1A, Class B, 2.42%, 3/20/30 (b)	247,647	246,475
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (b)	26,645,000	26,439,023
Volvo Financial Equipment LLC, Series 2018-1A, Class A2, 2.26%, 9/15/20 (b)	7,575,000	7,556,696
		70,570,823

Student Loan - 1.3%
Social Professional Loan Program LLC:
Series 2014-A, Class A1, 3.472%, (1 mo. USD LIBOR + 1.60%), 6/25/25 (a)(b)	1,625,749	1,646,640
Series 2014-B, Class A1, 3.122%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (a)(b)	914,374	925,283
Series 2015-A, Class A1, 3.072%, (1 mo. USD LIBOR + 1.20%), 3/25/33 (a)(b)	1,026,271	1,038,232
Series 2016-B, Class A1, 3.072%, (1 mo. USD LIBOR + 1.20%), 6/25/33 (a)(b)	522,374	530,122
Series 2016-B, Class A2A, 1.68%, 3/25/31 (b)	804,496	803,135
Series 2016-C, Class A2A, 1.48%, 5/26/31 (b)	754,087	750,652
Series 2016-E, Class A2A, 1.63%, 1/25/36 (b)	6,970,411	6,927,118
		12,621,182

Total Asset-Backed Securities (Cost $316,570,526)		315,953,750

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 8.7%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.172%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (a)(b)	5,496,633	5,586,849
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA1, Class M1, 3.072%, (1 mo. USD LIBOR + 1.20%), 7/25/29 (a)	2,803,048	2,834,161
Series 2017-DNA2, Class M1, 3.072%, (1 mo. USD LIBOR + 1.20%), 10/25/29 (a)	4,898,036	4,961,080
Series 2017-HQA1, Class M1, 3.072%, (1 mo. USD LIBOR + 1.20%), 8/25/29 (a)	2,752,087	2,779,385
Series 2018-DNA1, Class M1, 2.322%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (a)	13,694,969	13,641,899
Series 2018-HQA1, Class M2, 4.154%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (a)	2,000,000	2,006,402
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 2M2, 4.472%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (a)	4,730,369	5,015,319
Series 2014-C03, Class 2M2, 4.772%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (a)	10,659,129	11,391,423
Series 2014-C04, Class 1M2, 6.772%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (a)	8,801,544	10,077,504
Series 2016-C03, Class 2M1, 4.072%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (a)	1,385,694	1,394,360
Series 2016-C07, Class 2M1, 3.172%, (1 mo. USD LIBOR + 1.30%), 5/25/29 (a)	4,528,331	4,557,960
Series 2017-C01, Class 1M1, 3.172%, (1 mo. USD LIBOR + 1.30%), 7/25/29 (a)	5,597,439	5,655,545
Series 2017-C05, Class 1M1, 2.422%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (a)	9,265,788	9,266,526
Series 2018-C02, Class 2M1, 2.522%, (1 mo. USD LIBOR + 0.65%), 8/25/30 (a)	2,397,886	2,403,772
Motel 6 Trust, Series 2017-MTL6, Class A, 2.697%, (1 mo. USD LIBOR + 0.92%), 8/15/34 (a)(b)	4,938,255	4,961,091

Total Collateralized Mortgage-Backed Obligations (Cost $86,238,465)		86,533,276

	PRINCIPAL AMOUNT ($)	VALUE ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class B, 3.277%, (1 mo. USD LIBOR + 1.50%), 9/15/26 (a)(b)	2,000,000	2,003,225
BBCMS Trust, Series 2018-RRI, Class A, 2.477%, (1 mo. USD LIBOR + 0.70%), 2/15/33 (a)(b)	10,095,000	10,115,459
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (b)	666,687	662,271
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.477%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (a)(b)	6,950,000	6,965,656
RETL, Series 2018-RVP, Class A, 2.877%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (a)(b)	7,040,000	7,057,572

Total Commercial Mortgage-Backed Securities (Cost $26,751,152)		26,804,183

TIME DEPOSIT - 0.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	7,964,663	7,964,663

Total Time Deposit (Cost $7,964,663)		7,964,663

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio	2,711,345	2,711,345

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,711,345)		2,711,345

TOTAL INVESTMENTS (Cost $997,755,463) - 100.6%		997,983,450
Other assets and liabilities, net - (0.6%)		(5,991,705)
NET ASSETS - 100.0%		991,991,745

NOTES TO SCHEDULE OF INVESTMENTS
(a) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $403,007,437, which represents 40.6% of the net assets of the Fund as of March 31, 2018.

(c) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $2,645,039.
(d) Security converts to floating rate after the indicated fixed-rate coupon period.
(e) Multi-step coupon security. The interest rate disclosed is that which is in effect on March 31, 2018.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	534	Jun-18	$113,533,407	$47,768
See notes to financial statements.

10 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT DURATION INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $997,755,463) - including $2,645,039 of securities on loan	$997,983,450
Receivable for variation margin on open futures contracts	16,688
Receivable for investments sold	4,751,648
Receivable for capital shares sold	1,507,985
Interest receivable	3,409,629
Securities lending income receivable	943
Deposits at broker for futures contracts	202,920
Trustees' deferred compensation plan	562,881
Other assets	10,108
Total assets	1,008,446,252

LIABILITIES
Payable for investments purchased	4,774,609
Payable for capital shares redeemed	911,080
Deposits for securities loaned	2,711,345
Payable to affiliates:
Investment advisory fee	218,917
Administrative fee	101,039
Distribution and service fees	101,887
Sub-transfer agency fee	19,479
Trustees' deferred compensation plan	562,881
Accrued expenses	135,175
Demand note payable	6,918,095
Total liabilities	16,454,507
NET ASSETS	$991,991,745

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$992,330,643
Accumulated distributions in excess of net investment income	(32,570)
Accumulated net realized loss	(582,083)
Net unrealized appreciation	275,755
Total	$991,991,745

NET ASSET VALUE PER SHARE
Class A (based on net assets of $474,015,452 and 30,397,814 shares outstanding)	$15.59
Class I (based on net assets of $496,352,689 and 31,814,325 shares outstanding)	$15.60
Class R6 (based on net assets of $21,623,604 and 1,385,602 shares outstanding)	$15.61

OFFERING PRICE PER SHARE*
Class A (100/98.75 of net asset value per share)	$15.79
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT ULTRA-SHORT DURATION INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Interest income	$10,438,480
Securities lending income, net	1,740
Total investment income	10,440,220

EXPENSES
Investment advisory fee	1,226,338
Administrative fee	564,698
Distribution and service fees:
Class A	579,873
Trustees' fees and expenses	11,304
Custodian fees	44,069
Transfer agency fees and expenses	279,444
Accounting fees	71,902
Professional fees	50,061
Registration fees	84,717
Reports to shareholders	23,063
Miscellaneous	55,249
Total expenses	2,990,718
Waiver and/or reimbursement of expenses by affiliate	(15,482)
Reimbursement of expenses-other	(10,108)
Net expenses	2,965,128
Net investment income	7,475,092

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	(247,738)
Futures contracts	(260,993)
(508,731)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(1,745,235)
Futures contracts	47,768
(1,697,467)

Net realized and unrealized loss	(2,206,198)

Net increase in net assets resulting from operations	$5,268,894
See notes to financial statements.

12 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT DURATION INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$7,475,092	$10,217,550
Net realized gain (loss)	(508,731)	1,565,648
Net change in unrealized appreciation (depreciation)	(1,697,467)	323,375
Net increase in net assets resulting from operations	5,268,894	12,106,573

Distributions to shareholders from:
Net investment income:
Class A shares	(3,401,029)	(4,744,627)
Class I shares	(3,004,263)	(1,163,929)
Class R6 shares	(158,884)	—
Class Y shares	(1,014,106)	(4,296,829)
Net realized gain:
Class A shares	(121,110)	—
Class I shares	(116,351)	—
Class R6 shares	(5,491)	—
Total distributions to shareholders	(7,821,234)	(10,205,385)

Capital share transactions:
Class A shares	34,810,160	30,618,626
Class I shares	400,795,701	58,093,768
Class R6 shares (a)	21,696,739	—
Class Y shares (b)	(371,212,767)	170,122,630
Net increase in net assets from capital share transactions	86,089,833	258,835,024

TOTAL INCREASE IN NET ASSETS	83,537,493	260,736,212

NET ASSETS
Beginning of period	908,454,252	647,718,040
End of period (including accumulated undistributed (distributions in excess of) net investment income of $(32,570) and $70,620, respectively)	$991,991,745	$908,454,252

(a) For the period from the commencement of operations, October 3, 2017, to March 31, 2018.
(b) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT ULTRA-SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$15.63		$15.59	$15.49		$15.59	$15.55	$15.54
Income from investment operations:
Net investment income (a)	0.11		0.18	0.16	(b)	0.10	0.10	0.10
Net realized and unrealized gain (loss)	(0.04)		0.04	0.10		(0.09)	0.04	0.05
Total from investment operations	0.07		0.22	0.26		0.01	0.14	0.15
Distributions from:
Net investment income	(0.11)		(0.18)	(0.16)		(0.11)	(0.10)	(0.14)
Net realized gain	(0.00)	(c)	—	—		—	—	—
Total distributions	(0.11)		(0.18)	(0.16)		(0.11)	(0.10)	(0.14)
Total increase (decrease) in net asset value	(0.04)		0.04	0.10		(0.10)	0.04	0.01
Net asset value, ending	$15.59		$15.63	$15.59		$15.49	$15.59	$15.55
Total return (d)	0.50%	(e)	1.42%	1.68%		0.03%	0.92%	0.96%
Ratios to average net assets: (f)
Total expenses	0.76%	(g)	0.82%	0.91%		1.00%	1.04%	1.02%
Net expenses	0.76%	(g)	0.79%	0.88%		0.89%	0.79%	0.89%
Net investment income	1.45%	(g)	1.18%	1.01%	(b)	0.65%	0.62%	0.67%
Portfolio turnover	66%	(e)	107%	64%		66%	154%	223%
Net assets, ending (in thousands)	$474,015		$440,440	$408,788		$507,913	$624,968	$535,029

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.02% of average net assets.
(c) Amount is less than $(0.005).
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

14 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,				Period Ended September 30,
CLASS I SHARES			2017	2016		2015	2014(a)
Net asset value, beginning	$15.64		$15.60	$15.50		$15.60	$15.58
Income from investment operations:
Net investment income (b)	0.14		0.24	0.22	(c)	0.17	0.09
Net realized and unrealized gain (loss)	(0.05)		0.03	0.10		(0.11)	0.02
Total from investment operations	0.09		0.27	0.32		0.06	0.11
Distributions from:
Net investment income	(0.13)		(0.23)	(0.22)		(0.16)	(0.09)
Net realized gain	(0.00)	(d)	—	—		—	—
Total distributions	(0.13)		(0.23)	(0.22)		(0.16)	(0.09)
Total increase (decrease) in net asset value	(0.04)		0.04	0.10		(0.10)	0.02
Net asset value, ending	$15.60		$15.64	$15.60		$15.50	$15.60
Total return (e)	0.63%	(f)	1.75%	2.09%		0.36%	0.73%
Ratios to average net assets: (g)
Total expenses	0.51%	(h)	0.48%	0.55%		1.11%	1,629.57%	(h)
Net expenses	0.50%	(h)	0.46%	0.50%		0.50%	0.50%	(h)
Net investment income	1.76%	(h)	1.51%	1.43%	(c)	1.09%	0.90%	(h)
Portfolio turnover	66%	(f)	107%	64%		66%	154%
Net assets, ending (in thousands)	$496,353		$96,906	$38,609		$8,491	$2

(a) From January 31, 2014 inception.
(b) Computed using average shares outstanding.
(c) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.004 per share and 0.02% of average net assets.
(d) Amount is less than $(0.005).
(e) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(f) Not annualized.
(g) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(h) Annualized.
See notes to financial statements.

www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT ULTRA-SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2018 (a) (Unaudited)
CLASS R6 SHARES
Net asset value, beginning	$15.65
Income from investment operations:
Net investment income (b)	0.14
Net realized and unrealized loss	(0.04)
Total from investment operations	0.10
Distributions from:
Net investment income	(0.14)
Net realized gain	(0.00)	(c)
Total distributions	(0.14)
Total decrease in net asset value	(0.04)
Net asset value, ending	$15.61
Total return (d)	0.64%	(e)
Ratios to average net assets: (f)
Total expenses	0.47%	(g)
Net expenses	0.47%	(g)
Net investment income	1.77%	(g)
Portfolio turnover	66%	(e)
Net assets, ending (in thousands)	$21,624

(a) For the period from the commencement of operations, October 3, 2017, to March 31, 2018.
(b) Computed using average shares outstanding.
(c) Amount is less than $(0.005).
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

16 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Ultra-Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.15% is imposed on certain Class A shares purchased prior to April 10, 2017 at net asset value and redeemed within 12 months of such purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class Y shares. At the close of business on December 8, 2017, Class Y shares were converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 17

Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$558,016,233	$—	$558,016,233
Asset-Backed Securities	—	315,953,750	—	315,953,750
Collateralized Mortgage-Backed Obligations	—	86,533,276	—	86,533,276
Commercial Mortgage-Backed Securities	—	26,804,183	—	26,804,183
Time Deposit	—	7,964,663	—	7,964,663
Short Term Investment of Cash Collateral for Securities Loaned	2,711,345	—	—	2,711,345
Total Investments	$2,711,345	$995,272,105	$—	$997,983,450

Derivative Instruments - Assets
Futures Contracts(1)	$47,768	$—	$—	$47,768

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares.
D. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market

18 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.26% on the first $1 billion and 0.25% on the excess of $1 billion. For the six months ended March 31, 2018, the investment advisory fee amounted to $1,226,338, or 0.26% (annualized) of the Fund’s average daily net assets.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.77%, 0.50% and 0.50% for Class A, Class I and Class R6, respectively, and prior to the close of business on December 8, 2017, 0.84% for Class Y, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed no expenses.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 (and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived 0.02% of the administrative fee through January 31, 2018 for Class I. For the six months ended March 31, 2018, CRM was paid administrative fees of $564,698, of which $15,482 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of

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shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $579,873 for Class A shares.
The Fund was informed that EVD received $4,850 as its portion of the sales charge on sales of Class A shares and $463 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $37,161 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $10,108, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $482,134,155 and $340,992,543, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $159,709,807 and $215,888,621, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$997,755,463
Gross unrealized appreciation	$1,826,143
Gross unrealized depreciation	(1,550,388)
Net unrealized appreciation (depreciation)	$275,755
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at March 31, 2018 is included in the Schedule of Investments. During the six months ended March 31, 2018, the Fund used futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
At March 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Futures contracts	Net unrealized appreciation	$47,768	(1)	$—

(1) Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($260,993)	$47,768
The average notional cost of futures contracts (long) outstanding during the six months ended March 31, 2018 was approximately $44,850,000.
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2018, the total value of securities on loan, including accrued interest, was $2,652,895 and the total value of collateral received was $2,711,345, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$2,711,345	$—	$—	$—	$2,711,345
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2018, the Fund had a balance outstanding pursuant to this line of credit of $6,918,095 at an interest rate of 3.13%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2018. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair

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value hierarchy (see Note 1A) at March 31, 2018. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.
NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	9,124,323	$142,662,165	16,550,465	$258,539,188
Reinvestment of distributions	198,062	3,092,991	265,450	4,144,731
Shares redeemed	(7,097,681)	(110,944,996)	(14,860,337)	(232,065,293)
Net increase	2,224,704	$34,810,160	1,955,578	$30,618,626

Class I
Shares sold	11,544,548	$180,519,261	7,496,692	$117,131,261
Reinvestment of distributions	152,746	2,385,752	70,794	1,106,163
Shares redeemed	(11,390,639)	(178,164,270)	(3,847,470)	(60,143,656)
Conversion from Class Y	25,312,687	396,054,958	—	—
Net increase	25,619,342	$400,795,701	3,720,016	$58,093,768

Class R6 (1)
Shares sold	3,499,667	$54,763,591	—	$—
Reinvestment of distributions	9,951	155,469	—	—
Shares redeemed	(2,124,016)	(33,222,321)	—	—
Net increase	1,385,602	$21,696,739	—	$—

Class Y (2)
Shares sold	4,033,027	$63,280,817	20,158,891	$315,888,546
Reinvestment of distributions	47,091	738,383	177,048	2,773,345
Shares redeemed	(2,496,648)	(39,177,009)	(9,478,123)	(148,539,261)
Conversion to Class I	(25,250,072)	(396,054,958)	—	—
Net increase (decrease)	(23,666,602)	($371,212,767)	10,857,816	$170,122,630

(1) For the period from the commencement of operations, October 3, 2017, to March 31, 2018.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

On March 14, 2018, the Trustees of the Fund approved a share split applicable to all classes of Fund shares outstanding of record as of the close of business on June 15, 2018. The split ratios (i.e., the number of shares shareholders will receive in exchange for a single share) for each class of the Fund are as follows: 1:1.5615 for Class A shares, 1:1.5625 for Class I shares, and 1:1.5629 for Class R6 shares. The share split will not change the total value of a shareholder’s investment in the Fund.

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BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Ultra-Short Duration Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had outperformed the median of its peer universe and its Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND TRUSTEES

Officers of Calvert Ultra-Short Duration Income Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Ultra-Short Duration Income Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

26 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 27

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CALVERT ULTRA-SHORT DURATION INCOME FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24184 3.31.2018

Calvert High Yield Bond Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

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Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
25	Board of Trustees’ Contract Approval
28	Officers and Trustees
29	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Michael W. Weilheimer, CFA and Raphael A. Leeman, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/09/2001	07/09/2001	-0.42%	3.16%	3.49%	6.55%
Class A with 3.75% Maximum Sales Charge	—	—	-4.15	-0.69	2.70	6.14
Class C at NAV	10/31/2011	07/09/2001	-0.78	2.39	2.57	5.93
Class C with 1% Maximum Sales Charge	—	—	-1.75	1.40	2.57	5.93
Class I at NAV	07/09/2001	07/09/2001	-0.26	3.51	3.82	7.02

ICE BofAML U.S. High Yield Index	—	—	-0.51%	3.69%	5.01%	8.12%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.17%	2.34%	0.75%
Net				1.07	1.82	0.74

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[4]		CREDIT QUALITY (% of bond holdings)[5]

Corporate Bonds	86.0%	A	0.6%
Floating Rate Loans	5.3%	BBB	4.9%
Time Deposit	5.3%	BB	31.3%
Collateralized Mortgage-Backed Obligations	1.5%	B	48.6%
Asset-Backed Securities	1.2%	CCC or Lower	9.6%
Convertible Bonds	0.5%	Not Rated	5.0%
Common Stocks	0.2%	Total	100.0%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE Data Indices, LLC indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

The performance results prior to September 18, 2009, the commencement of operations date for the Fund, for Class A and Class I shares reflect the performance of Class A and Class I shares, respectively, of Calvert High Yield Bond Fund (“SMF High Yield”), a series of Summit Mutual Funds, Inc., that was reorganized into the Fund. The performance of Class C and is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

[5]
Credit Ratings are categorized using S&P Global Ratings (“S&P”). If S&P does not publish a rating, then the Moody’s Investors Service, Inc. (“Moody’s”) rating is applied. If securities are rated differently by the ratings agencies, the lower rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Baa or higher by Moody’s are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as Not Rated (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$995.80	$5.22**	1.05%
Class C	$1,000.00	$992.20	$8.94**	1.80%
Class I	$1,000.00	$997.40	$3.69**	0.74%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.29**	1.05%
Class C	$1,000.00	$1,015.96	$9.05**	1.80%
Class I	$1,000.00	$1,021.24	$3.73**	0.74%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 86.0%
Basic Materials - 1.6%
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25 (a)	240,000	249,600
Constellium NV, 5.875%, 2/15/26 (a)(b)	1,415,000	1,397,312
Mercer International, Inc., 5.50%, 1/15/26 (a)	918,000	913,410
Versum Materials, Inc., 5.50%, 9/30/24 (a)	600,000	622,500
		3,182,822

Building Materials - 0.6%
FBM Finance, Inc., 8.25%, 8/15/21 (a)	1,175,000	1,233,750

Communications - 20.1%
Altice US Finance I Corp., 5.50%, 5/15/26 (a)	2,000,000	1,955,000
Cablevision Systems Corp., 5.875%, 9/15/22 (b)	2,000,000	1,989,400
CBS Radio, Inc., 7.25%, 11/1/24 (a)(b)	1,565,000	1,602,169
Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 9/15/20 (a)	1,225,000	1,249,500
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,500,000	1,530,000
CommScope Technologies LLC:
5.00%, 3/15/27 (a)	255,000	242,887
6.00%, 6/15/25 (a)	1,500,000	1,568,250
CSC Holdings LLC, 6.75%, 11/15/21	1,000,000	1,043,750
Digicel Group Ltd., 8.25%, 9/30/20 (a)	1,000,000	865,000
DISH DBS Corp., 6.75%, 6/1/21	2,500,000	2,531,250
EIG Investors Corp., 10.875%, 2/1/24	1,145,000	1,254,725
Gray Television, Inc., 5.125%, 10/15/24 (a)	500,000	485,000
Hughes Satellite Systems Corp.:
5.25%, 8/1/26	535,000	526,306
6.625%, 8/1/26	170,000	170,425
Inmarsat Finance plc, 6.50%, 10/1/24 (a)(b)	500,000	508,750
Level 3 Financing, Inc., 5.375%, 8/15/22	2,000,000	2,005,000
Level 3 Parent LLC, 5.75%, 12/1/22	85,000	85,160
MDC Partners, Inc., 6.50%, 5/1/24 (a)	900,000	879,750
Meredith Corp., 6.875%, 2/1/26 (a)(b)	245,000	252,044
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25 (a)	185,000	174,363
Salem Media Group, Inc., 6.75%, 6/1/24 (a)	500,000	481,250
SBA Communications Corp., 4.00%, 10/1/22 (a)	240,000	231,000
Sirius XM Radio, Inc.:
5.00%, 8/1/27 (a)	285,000	269,325
6.00%, 7/15/24 (a)	1,197,000	1,235,902
Sprint Capital Corp., 6.90%, 5/1/19	3,000,000	3,097,500
Sprint Corp.:
7.125%, 6/15/24	2,000,000	1,955,000
7.625%, 3/1/26	345,000	337,669

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Symantec Corp., 5.00%, 4/15/25 (a)	1,190,000	1,202,770
T-Mobile USA, Inc.:
4.50%, 2/1/26 (b)	245,000	235,506
4.75%, 2/1/28	115,000	110,688
6.50%, 1/15/26	1,000,000	1,065,000
Tribune Media Co., 5.875%, 7/15/22	1,000,000	1,018,750
Unitymedia GmbH, 6.125%, 1/15/25 (a)	1,000,000	1,053,750
UPC Holding BV, 5.50%, 1/15/28 (a)	1,405,000	1,299,625
Virgin Media Finance plc, 5.75%, 1/15/25 (a)	1,000,000	961,250
West Corp.:
4.75%, 7/15/21 (a)	1,731,000	1,761,292
8.50%, 10/15/25 (a)(b)	385,000	374,412
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27 (a)	1,000,000	978,750
Ziggo Bond Finance BV, 6.00%, 1/15/27 (a)	1,000,000	935,000
		39,523,168

Consumer, Cyclical - 14.3%
1011778 BC ULC / New Red Finance, Inc.:
4.25%, 5/15/24 (a)	545,000	521,838
5.00%, 10/15/25 (a)	855,000	818,406
Algeco Global Finance plc, 8.00%, 2/15/23 (a)	445,000	445,000
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26 (b)	2,000,000	1,970,000
American Airlines Group, Inc., 4.625%, 3/1/20 (a)	500,000	505,625
American Airlines Pass-Through Trust, Series B, 5.60%, 1/15/22 (a)	1,994,866	2,046,533
American Tire Distributors, Inc., 10.25%, 3/1/22 (a)	2,000,000	2,052,500
BCD Acquisition, Inc., 9.625%, 9/15/23 (a)	500,000	542,500
Beacon Escrow Corp., 4.875%, 11/1/25 (a)	305,000	292,038
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	3,050,000	3,187,250
Cinemark USA, Inc., 4.875%, 6/1/23	1,000,000	992,300
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	1,000,000	922,500
Group 1 Automotive, Inc., 5.25%, 12/15/23 (a)	1,250,000	1,256,250
H&E Equipment Services, Inc., 5.625%, 9/1/25	90,000	91,013
IRB Holding Corp., 6.75%, 2/15/26 (a)	260,000	255,476
Latam Airlines Pass-Through Trust, 4.50%, 8/15/25	1,582,052	1,547,246
Mattamy Group Corp.:
6.50%, 10/1/25 (a)	355,000	360,325
6.875%, 12/15/23 (a)	875,000	903,437
Navistar International Corp., 6.625%, 11/1/25 (a)	700,000	701,750
New Albertsons, Inc., 7.75%, 6/15/26	1,500,000	1,297,500
Sonic Automotive, Inc., 6.125%, 3/15/27	2,000,000	1,940,000
Tesla, Inc., 5.30%, 8/15/25 (a)(b)	1,000,000	876,250
TRI Pointe Group, Inc., 4.875%, 7/1/21	2,000,000	2,018,100
United Continental Holdings, Inc., 4.25%, 10/1/22	190,000	186,438
Viking Cruises Ltd., 5.875%, 9/15/27 (a)	1,850,000	1,757,500

6 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (a)	435,601	442,679
Wabash National Corp., 5.50%, 10/1/25 (a)	230,000	224,825
		28,155,279

Consumer, Non-cyclical - 15.4%
Booz Allen Hamilton, Inc., 5.125%, 5/1/25 (a)	1,570,000	1,534,675
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26 (a)	710,000	694,025
Centene Corp.:
4.75%, 1/15/25	1,000,000	977,500
6.125%, 2/15/24	1,000,000	1,043,200
Charles River Laboratories International, Inc., 5.50%, 4/1/26 (a)(c)	555,000	565,406
Eagle Holding Co. II LLC, 7.625%, (7.625% cash or 8.375% PIK), 5/15/22 (a)(d)	1,615,000	1,631,150
Envision Healthcare Corp., 6.25%, 12/1/24 (a)	475,000	492,813
Flexi-Van Leasing, Inc., 10.00%, 2/15/23 (a)	500,000	497,500
Gartner, Inc., 5.125%, 4/1/25 (a)	155,000	155,388
HCA, Inc.:
3.75%, 3/15/19	2,000,000	2,012,600
6.50%, 2/15/20	500,000	525,625
Hertz Corp. (The), 5.50%, 10/15/24 (a)	385,000	327,250
Hologic, Inc., 4.375%, 10/15/25 (a)	2,095,000	2,026,912
inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., 7.50%, 10/1/24 (a)	600,000	640,500
KAR Auction Services, Inc., 5.125%, 6/1/25 (a)	511,000	509,723
Kinetic Concepts, Inc. / KCI USA, Inc.:
7.875%, 2/15/21 (a)	1,000,000	1,030,000
12.50%, 11/1/21 (a)	175,000	198,625
Laureate Education, Inc., 8.25%, 5/1/25 (a)	565,000	607,375
MPH Acquisition Holdings LLC, 7.125%, 6/1/24 (a)	1,500,000	1,552,500
Polaris Intermediate Corp., 8.50%, (8.50% cash or 9.25% PIK), 12/1/22 (a)(d)	695,000	710,644
Post Holdings, Inc.:
5.00%, 8/15/26 (a)	1,000,000	952,500
5.625%, 1/15/28 (a)	390,000	373,913
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (a)	599,000	650,664
ServiceMaster Co. LLC (The), 7.45%, 8/15/27	1,000,000	1,082,500
Team Health Holdings, Inc., 6.375%, 2/1/25 (a)(b)	1,405,000	1,211,953
Teleflex, Inc., 4.625%, 11/15/27	245,000	236,734
TMS International Corp., 7.25%, 8/15/25 (a)	330,000	344,850
United Rentals North America, Inc.:
4.625%, 7/15/23	1,000,000	1,021,250
5.50%, 5/15/27	105,000	106,050
5.875%, 9/15/26	1,750,000	1,826,562
US Foods, Inc., 5.875%, 6/15/24 (a)	2,000,000	2,055,000
Vizient, Inc., 10.375%, 3/1/24 (a)	1,000,000	1,112,500
WellCare Health Plans, Inc., 5.25%, 4/1/25	1,630,000	1,640,187
		30,348,074

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Energy - 2.7%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21 (a)	500,000	506,250
Ensco plc, 7.75%, 2/1/26	315,000	289,800
Pattern Energy Group, Inc., 5.875%, 2/1/24 (a)	1,200,000	1,233,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.50%, 9/15/24 (a)	1,711,000	1,749,497
5.50%, 1/15/28 (a)	890,000	898,900
TerraForm Power Operating LLC:
4.25%, 1/31/23 (a)	150,000	144,563
5.00%, 1/31/28 (a)	230,000	219,075
6.625%, 6/15/25 (a)	145,000	156,419
		5,197,504

Entertainment - 0.5%
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24 (a)	1,000,000	1,042,500

Financial - 5.7%
Alliant Holdings Intermediate LLC, 8.25%, 8/1/23 (a)	2,090,000	2,157,925
Ally Financial, Inc., 4.25%, 4/15/21	1,000,000	1,008,750
Bank of America Corp., 6.30% to 3/10/26(f)(g)	1,000,000	1,075,000
CIT Group, Inc.:
4.125%, 3/9/21	285,000	287,137
6.125%, 3/9/28	170,000	176,800
Citigroup, Inc., 6.25% to 8/15/26, (f)(g)	1,000,000	1,057,500
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25 (a)	2,035,000	2,057,894
Greystar Real Estate Partners LLC, 5.75%, 12/1/25 (a)	1,000,000	1,000,000
KIRS Midco 3 plc, 8.625%, 7/15/23 (a)	630,000	653,625
MGIC Investment Corp., 5.75%, 8/15/23	500,000	526,250
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23 (a)	1,000,000	962,500
Vantiv LLC / Vanity Issuer Corp., 4.375%, 11/15/25 (a)	245,000	237,650
		11,201,031

Industrial - 16.0%
ARD Securities Finance S.A.R.L., 8.75%, 1/31/23 (a)(d)	1,200,000	1,260,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25 (a)	2,240,000	2,256,800
Berry Global, Inc., 6.00%, 10/15/22	1,000,000	1,036,250
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24 (a)	955,000	1,026,319
Bombardier, Inc.:
6.00%, 10/15/22 (a)	255,000	254,044
6.125%, 1/15/23 (a)	30,000	30,075
7.50%, 12/1/24 (a)	265,000	274,938
Builders FirstSource, Inc., 5.625%, 9/1/24 (a)	1,645,000	1,659,394
BWAY Holding Co.:
5.50%, 4/15/24 (a)	400,000	403,500
7.25%, 4/15/25 (a)	185,000	189,163
CD&R Waterworks Merger Sub LLC, 6.125%, 8/15/25 (a)	1,205,000	1,180,900

8 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Cemex SAB de CV, 6.472%, (3 mo. USD LIBOR + 4.75%), 10/15/18 (a)(h)	1,000,000	1,013,500
CEVA Group plc, 7.00%, 3/1/21 (a)(b)	1,000,000	985,000
Cleaver-Brooks, Inc., 7.875%, 3/1/23 (a)	1,150,000	1,197,437
Cloud Crane LLC, 10.125%, 8/1/24 (a)	1,135,000	1,259,850
Covanta Holding Corp., 5.875%, 7/1/25	1,165,000	1,132,962
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	1,000,000	927,500
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26 (a)	260,000	252,200
DAE Funding LLC:
4.50%, 8/1/22 (a)	235,000	223,544
5.00%, 8/1/24 (a)	390,000	370,012
Engility Corp., 8.875%, 9/1/24	1,500,000	1,565,175
GFL Environmental, Inc.:
5.375%, 3/1/23 (a)	430,000	423,550
5.625%, 5/1/22 (a)	1,095,000	1,100,475
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (a)	750,000	777,656
Park Aerospace Holdings Ltd.:
5.25%, 8/15/22 (a)	815,000	801,512
5.50%, 2/15/24 (a)	380,000	369,550
Standard Industries, Inc., 6.00%, 10/15/25 (a)	1,000,000	1,030,000
Tervita Escrow Corp., 7.625%, 12/1/21 (a)	2,000,000	2,039,140
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26 (a)	925,000	924,422
Vertiv Group Corp., 9.25%, 10/15/24 (a)	1,000,000	1,050,000
Waste Pro USA, Inc., 5.50%, 2/15/26 (a)	165,000	163,350
Watco Cos. LLC / Watco Finance Corp., 6.375%, 4/1/23 (a)	1,000,000	1,028,750
Welbilt, Inc., 9.50%, 2/15/24	2,000,000	2,240,000
WESCO Distribution, Inc., 5.375%, 6/15/24	1,000,000	1,008,750
Wrangler Buyer Corp., 6.00%, 10/1/25 (a)	70,000	69,125
		31,524,843

Technology - 7.9%
Camelot Finance S.A., 7.875%, 10/15/24 (a)	1,000,000	1,046,250
Dell International LLC / EMC Corp.:
5.875%, 6/15/21 (a)	1,000,000	1,026,250
7.125%, 6/15/24 (a)(b)	755,000	806,694
EMC Corp., 1.875%, 6/1/18	1,500,000	1,495,715
Entegris, Inc., 4.625%, 2/10/26 (a)	575,000	563,563
Equinix, Inc., 5.375%, 5/15/27	1,000,000	1,017,500
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23 (a)	280,000	284,550
First Data Corp., 7.00%, 12/1/23 (a)	1,500,000	1,580,625
Infor US, Inc., 6.50%, 5/15/22	1,500,000	1,533,750
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25 (a)	400,000	411,500
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (a)	500,000	497,500
4.125%, 6/1/21 (a)	750,000	759,375
Riverbed Technology, Inc., 8.875%, 3/1/23 (a)	1,000,000	953,750
Seagate HDD Cayman, 4.75%, 1/1/25 (b)	170,000	165,606

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26 (a)	1,000,000	1,055,950
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24 (a)	1,000,000	1,117,500
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24 (a)	285,000	267,900
Western Digital Corp., 4.75%, 2/15/26	825,000	824,732
		15,408,710

Utilities - 1.2%
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.50%, 5/20/25	500,000	485,000
5.625%, 5/20/24	100,000	99,875
5.875%, 8/20/26	100,000	98,250
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (a)	155,000	150,737
NRG Yield Operating LLC, 5.00%, 9/15/26	1,500,000	1,481,250
		2,315,112

Total Corporate Bonds (Cost $170,875,604)		169,132,793

FLOATING RATE LOANS (i) - 5.3%
Basic Materials - 0.4%
GrafTech Finance, Inc., Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), 2/12/25	795,000	795,994

Communications - 0.3%
Intelsat Jackson Holdings S.A., Term Loan, 6.625%, (1 mo. USD Fixed + 6.625%), 1/14/24	170,000	172,833
Meredith Corporation, Term Loan, 4.877%, (1 mo. USD LIBOR + 3.00%), 1/31/25	285,000	287,039
		459,872

Consumer, Cyclical - 1.5%
American Tire Distributors Holdings, Inc., Term Loan, 6.244%, (2 mo. USD LIBOR + 4.25%), 9/1/21	74,046	75,029
Direct ChassisLink, Inc., Term Loan - Second Lien, 6/15/23 (j)	1,230,000	1,253,062
Navistar International Corporation, Term Loan, 5.21%, (1 mo. USD LIBOR + 3.50%), 11/6/24	625,000	630,274
Press Ganey Holdings, Inc., Term Loan, 4.877%, (1 mo. USD LIBOR + 3.00%), 10/21/23	994,962	1,001,596
		2,959,961

Financial - 0.4%
Asurion LLC, Term Loan - Second Lien, 7.877%, (1 mo. USD LIBOR + 6.00%), 8/4/25	810,000	833,794

Industrial - 0.3%
Titan Acquisition Limited, Term Loan, 3/28/25 (j)	630,000	629,459

Technology - 1.9%
Applied Systems, Inc., Term Loan, 5.552%, (3 mo. USD LIBOR + 3.25%), 9/19/24	1,990,000	2,008,033
Solera, LLC, Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 3/3/23	315,970	317,081
SS&C Technologies Holdings Europe S.A.R.L., Term Loan, 2/28/25 (j)	105,000	105,664
SS&C Technologies, Inc., Term Loan, 2/28/25 (j)	300,000	301,898
Veritas Bermuda Ltd., Term Loan, 6.802%, (3 mo. USD LIBOR + 4.50%), 1/27/23	990,000	987,061
		3,719,737

10 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (i) - CONT’D
Utilities - 0.5%
TerraForm Power Operating, LLC, Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 11/8/22	997,500	1,003,423

Total Floating Rate Loans (Cost $10,325,494)		10,402,240

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.5%
Bellemeade Re Ltd., Series 2015-1A, Class B1, 8.172%, (1 mo. USD LIBOR + 6.30%), 7/25/25 (a)(h)	700,000	719,303
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.122%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (h)	1,000,000	1,132,897
Series 2015-HQA2, Class B, 12.372%, (1 mo. USD LIBOR + 10.50%), 5/25/28 (h)	798,537	1,111,030

Total Collateralized Mortgage-Backed Obligations (Cost $2,440,715)		2,963,230

ASSET-BACKED SECURITIES - 1.2%
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	534,936	536,066
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (a)(e)	1,880,952	1,915,098

Total Asset-Backed Securities (Cost $2,397,181)		2,451,164

CONVERTIBLE BONDS - 0.5%
Energy - 0.5%
Tesla Energy Operations, 1.625%, 11/1/19	1,000,000	914,995

Total Convertible Bonds (Cost $962,585)		914,995

	SHARES	VALUE ($)
COMMON STOCKS - 0.2%
Materials - 0.2%
Constellium NV, Class A (k)	40,000	434,000

Total Common Stocks (Cost $519,170)		434,000

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 5.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	10,332,002	10,332,002

Total Time Deposit (Cost $10,332,002)		10,332,002

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio	9,465,325	9,465,325

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $9,465,325)		9,465,325

TOTAL INVESTMENTS (Cost $207,318,076) - 104.8%		206,095,749
Other assets and liabilities, net - (4.8%)		(9,455,289)
NET ASSETS - 100.0%		196,640,460

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $109,189,024, which represents 55.5% of the net assets of the Fund as of March 31, 2018.

(b) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $9,167,811.
(c) When-issued security.
(d) Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(e) Multi-step coupon security. The interest rate disclosed is that which is in effect on March 31, 2018.
(f) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(g) Security converts to floating rate after the indicated fixed-rate coupon period.
(h) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.
(i) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(j) The floating-rate loan will settle after March 31, 2018, at which time the interest rate will be determined.
(k) Non-income producing security.

Abbreviations:
LIBOR:	London Interbank Offered Rate
PIK:	Payment In Kind
USD:	United States Dollar
See notes to financial statements.

12 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $207,318,076) - including $9,167,811 of securities on loan	$206,095,749
Cash	117,075
Cash denominated in foreign currency, at value (cost $418)	436
Receivable for investments sold	49,516
Receivable for capital shares sold	179,228
Interest receivable	2,681,564
Securities lending income receivable	10,329
Receivable from affiliate	13,943
Trustees' deferred compensation plan	121,411
Other assets	2,020
Total assets	209,271,271

LIABILITIES
Payable for investments purchased	2,848,651
Payable for capital shares redeemed	29,591
Deposits for securities loaned	9,465,325
Payable to affiliates:
Investment advisory fee	79,761
Administrative fee	19,940
Distribution and service fees	16,646
Sub-transfer agency fee	6,572
Trustees' deferred compensation plan	121,411
Accrued expenses	42,914
Total liabilities	12,630,811
NET ASSETS	$196,640,460

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$206,948,502
Accumulated undistributed net investment income	196,386
Accumulated net realized loss	(9,282,119)
Net unrealized depreciation	(1,222,309)
Total	$196,640,460

NET ASSET VALUE PER SHARE
Class A (based on net assets of $58,700,491 and 2,176,463 shares outstanding)	$26.97
Class C (based on net assets of $4,842,799 and 176,935 shares outstanding)	$27.37
Class I (based on net assets of $133,097,170 and 5,007,187 shares outstanding)	$26.58

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$28.02
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT HIGH YIELD BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Interest and other income	$5,143,682
Dividend income	11,000
Securities lending income, net	45,621
Total investment income	5,200,303

EXPENSES
Investment advisory fee	453,782
Administrative fee	113,300
Distribution and service fees:
Class A	74,203
Class C	26,199
Trustees' fees and expenses	2,264
Custodian fees	19,701
Transfer agency fees and expenses	68,580
Accounting fees	24,636
Professional fees	21,326
Registration fees	39,492
Reports to shareholders	14,099
Miscellaneous	17,019
Total expenses	874,601
Waiver and/or reimbursement of expenses by affiliate	(46,096)
Reimbursement of expenses-other	(2,020)
Net expenses	826,485
Net investment income	4,373,818

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	147,112
Foreign currency transactions	(1,409)
145,703

Net change in unrealized appreciation (depreciation) on:
Investment securities	(5,170,315)
Foreign currency	18
(5,170,297)

Net realized and unrealized loss	(5,024,594)

Net decrease in net assets resulting from operations	($650,776)
See notes to financial statements.

14 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$4,373,818	$8,542,709
Net realized gain	145,703	2,333,054
Net change in unrealized appreciation (depreciation)	(5,170,297)	(64,441)
Net increase (decrease) in net assets resulting from operations	(650,776)	10,811,322

Distributions to shareholders from:
Net investment income:
Class A shares	(1,276,116)	(3,018,271)
Class C shares	(90,526)	(214,083)
Class I shares	(2,569,783)	(3,849,738)
Class Y shares	(312,607)	(1,430,007)
Total distributions to shareholders	(4,249,032)	(8,512,099)

Capital share transactions:
Class A shares	(1,270,784)	(11,230,512)
Class C shares	(536,213)	(142,847)
Class I shares	59,258,144	(4,722,243)
Class Y shares (a)	(42,066,446)	20,527,928
Net increase in net assets from capital share transactions	15,384,701	4,432,326

TOTAL INCREASE IN NET ASSETS	10,484,893	6,731,549

NET ASSETS
Beginning of period	186,155,567	179,424,018
End of period (including accumulated undistributed net investment income of $196,386 and $71,600, respectively)	$196,640,460	$186,155,567

(a) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017	2016	2015	2014	2013
Net asset value, beginning	$27.67		$27.30	$26.32	$29.61	$30.12	$29.38
Income from investment operations:
Net investment income (a)	0.61		1.30	1.43	1.41	1.55	1.63
Net realized and unrealized gain (loss)	(0.72)		0.36	0.96	(2.56)	(0.11)	0.75
Total from investment operations	(0.11)		1.66	2.39	(1.15)	1.44	2.38
Distributions from:
Net investment income	(0.59)		(1.29)	(1.41)	(1.42)	(1.53)	(1.64)
Net realized gain	—		—	—	(0.72)	(0.42)	—
Total distributions	(0.59)		(1.29)	(1.41)	(2.14)	(1.95)	(1.64)
Total increase (decrease) in net asset value	(0.70)		0.37	0.98	(3.29)	(0.51)	0.74
Net asset value, ending	$26.97		$27.67	$27.30	$26.32	$29.61	$30.12
Total return (b)	(0.42%)	(c)	6.23%	9.43%	(4.03%)	4.80%	8.27%
Ratios to average net assets: (d)
Total expenses	1.07%	(e)	1.21%	1.34%	1.37%	1.37%	1.43%
Net expenses	1.05%	(e)	1.07%	1.07%	1.07%	1.07%	1.11%
Net investment income	4.44%	(e)	4.74%	5.41%	5.05%	5.06%	5.45%
Portfolio turnover	27%	(c)	67%	129%	198%	228%	293%
Net assets, ending (in thousands)	$58,700		$61,471	$71,817	$61,711	$68,313	$54,608

(a) Computed using average shares outstanding.
(b) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(c) Not annualized.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

16 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017	2016	2015	2014	2013
Net asset value, beginning	$28.07		$27.68	$26.67	$29.98	$30.48	$29.72
Income from investment operations:
Net investment income (a)	0.51		1.11	1.22	1.15	1.25	1.35
Net realized and unrealized gain (loss)	(0.72)		0.36	0.98	(2.59)	(0.10)	0.75
Total from investment operations	(0.21)		1.47	2.20	(1.44)	1.15	2.10
Distributions from:
Net investment income	(0.49)		(1.08)	(1.19)	(1.15)	(1.23)	(1.34)
Net realized gain	—		—	—	(0.72)	(0.42)	—
Total distributions	(0.49)		(1.08)	(1.19)	(1.87)	(1.65)	(1.34)
Total increase (decrease) in net asset value	(0.70)		0.39	1.01	(3.31)	(0.50)	0.76
Net asset value, ending	$27.37		$28.07	$27.68	$26.67	$29.98	$30.48
Total return (b)	(0.78%)	(c)	5.43%	8.50%	(4.97%)	3.76%	7.16%
Ratios to average net assets: (d)
Total expenses	1.82%	(e)	2.38%	2.28%	2.33%	2.15%	2.56%
Net expenses	1.80%	(e)	1.82%	1.91%	2.07%	2.07%	2.10%
Net investment income	3.69%	(e)	3.98%	4.58%	4.05%	4.05%	4.45%
Portfolio turnover	27%	(c)	67%	129%	198%	228%	293%
Net assets, ending (in thousands)	$4,843		$5,507	$5,572	$5,927	$6,143	$3,861

(a) Computed using average shares outstanding.
(b) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(c) Not annualized.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2017	2016	2015	2014	2013
Net asset value, beginning	$27.27		$26.93	$25.98	$29.25	$29.75	$29.03
Income from investment operations:
Net investment income (a)	0.64		1.37	1.49	1.49	1.62	1.71
Net realized and unrealized gain (loss)	(0.71)		0.35	0.96	(2.53)	(0.09)	0.73
Total from investment operations	(0.07)		1.72	2.45	(1.04)	1.53	2.44
Distributions from:
Net investment income	(0.62)		(1.38)	(1.50)	(1.51)	(1.61)	(1.72)
Net realized gain	—		—	—	(0.72)	(0.42)	—
Total distributions	(0.62)		(1.38)	(1.50)	(2.23)	(2.03)	(1.72)
Total increase (decrease) in net asset value	(0.69)		0.34	0.95	(3.27)	(0.50)	0.72
Net asset value, ending	$26.58		$27.27	$26.93	$25.98	$29.25	$29.75
Total return (b)	(0.26%)	(c)	6.57%	9.81%	(3.71%)	5.16%	8.58%
Ratios to average net assets: (d)
Total expenses	0.82%	(e)	0.79%	0.92%	0.93%	0.89%	0.95%
Net expenses	0.74%	(e)	0.74%	0.74%	0.74%	0.74%	0.79%
Net investment income	4.76%	(e)	5.06%	5.76%	5.39%	5.38%	5.77%
Portfolio turnover	27%	(c)	67%	129%	198%	228%	293%
Net assets, ending (in thousands)	$133,097		$76,980	$80,815	$34,539	$42,556	$39,821

(a) Computed using average shares outstanding.
(b) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(c) Not annualized.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

18 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert High Yield Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek high current income and capital appreciation, secondarily. The Fund invests primarily in high-yield, high-risk bonds, with varying maturities.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class Y shares. At the close of business on December 8, 2017, Class Y shares were converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 19

bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Corporate Bonds	$—		$169,132,793	$—	$169,132,793
Floating Rate Loans	—		10,402,240	—	10,402,240
Collateralized Mortgage-Backed Obligations	—		2,963,230	—	2,963,230
Asset-Backed Securities	—		2,451,164	—	2,451,164
Convertible Bonds	—		914,995	—	914,995
Common Stocks	434,000	(1)	—	—	434,000
Time Deposit	—		10,332,002	—	10,332,002
Short Term Investment of Cash Collateral for Securities Loaned	9,465,325		—	—	9,465,325
Total Investments	$9,899,325		$196,196,424	$—	$206,095,749

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign interest,

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if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund earns certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Floating Rate Loans: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
F. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
H. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K. When-Issued Securities and Delayed Delivery Transactions: The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased

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on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
L. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.48% of the Fund’s average daily net assets. For the six months ended March 31, 2018, the investment advisory fee amounted to $453,782.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.07%, 1.82% and 0.74% for Class A, Class C and Class I, respectively, and prior to the close of business on December 8, 2017, 0.82% for Class Y, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $33,474.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I (and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived 0.02% of the administrative fee through January 31, 2018 for each class. For the six months ended March 31, 2018, CRM was paid administrative fees of $113,300, of which $12,622 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $74,203 and $26,199 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $7,783 as its portion of the sales charge on sales of Class A shares and $749 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $9,447 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $2,020, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.

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NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on floating rate loans, were $59,763,157 and $47,191,122, respectively. Purchases and sales of U.S. government and agency securities were $0 and $1,589,296, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $9,287,705 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2017, $5,707,269 are short-term and $3,508,436 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$207,458,193
Gross unrealized appreciation	$2,210,695
Gross unrealized depreciation	(3,573,139)
Net unrealized appreciation (depreciation)	($1,362,444)
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2018, the total value of securities on loan, including accrued interest, was $9,298,541 and the total value of collateral received was $9,465,325, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$9,465,325	$—	$—	$—	$9,465,325
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.

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NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended March 31, 2018.
NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and the year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	214,739	$5,902,288	802,412	$22,004,184
Reinvestment of distributions	44,694	1,224,933	103,636	2,840,345
Shares redeemed	(304,770)	(8,398,005)	(1,314,999)	(36,075,041)
Net decrease	(45,337)	($1,270,784)	(408,951)	($11,230,512)

Class C
Shares sold	13,305	$369,648	35,255	$979,935
Reinvestment of distributions	3,056	85,012	7,169	199,339
Shares redeemed	(35,634)	(990,873)	(47,529)	(1,322,121)
Net decrease	(19,273)	($536,213)	(5,105)	($142,847)

Class I
Shares sold	858,497	$23,215,234	1,375,641	$37,251,579
Reinvestment of distributions	94,249	2,542,425	141,922	3,835,631
Shares redeemed	(399,555)	(10,825,293)	(1,695,863)	(45,809,453)
Conversion from Class Y	1,630,925	44,325,778	—	—
Net increase (decrease)	2,184,116	$59,258,144	(178,300)	($4,722,243)

Class Y (1)
Shares sold	146,403	$4,245,834	1,092,712	$31,463,184
Reinvestment of distributions	10,678	309,157	48,513	1,396,267
Shares redeemed	(79,217)	(2,295,659)	(429,922)	(12,331,523)
Conversion to Class I	(1,531,819)	(44,325,778)	—	—
Net increase (decrease)	(1,453,955)	($42,066,446)	711,303	$20,527,928

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
NOTE 8 – CREDIT RISK
The Fund primarily invests in securities rated below investment grade and comparable unrated investments. These investments can involve a substantial risk of loss and are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
NOTE 9 - COMMITMENTS
As of March 31, 2018, the Fund had a bridge loan commitment to provide temporary financing to a borrower for $1,520,000. At March 31, 2018, the Fund maintained sufficient liquid assets to cover its bridge loan commitment.

24 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert High Yield Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had underperformed the median of its peer universe and its Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND TRUSTEES

Officers of Calvert High Yield Bond Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert High Yield Bond Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

28 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 29

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CALVERT HIGH YIELD BOND FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24186 3.31.2018

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.
Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Calvert Fund

By:     /s/ John H. Streur
John H. Streur
President

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 24, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 24, 2018